PSMC 2021-3 Trust ABS-15G

Exhibit 99.18

Loan Level Exceptions
Run Date - XX/XX/XXXX
Recovco ID	Loan #1	Loan #2	Project Name	Alternative Loan Number	Servicer Number	PrimaryBorrowerID	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Resolved Exceptions	Waived Exceptions
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	570452224	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wiring Instructions  - EV R
COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG. The loan file contains wiring instructions on p.319; however the document does not provide any information to indicate these are the wiring instructions for AIG.	*** (WAIVED) Tax Returns - EV W
																			COMMENT: The loan file is missing the personal tax returns for the borrowers. The final 1003 p.XXX list only salary employment for each borrower. The IRS tax transcripts forXXXXp.XXX show Schedule E income of $XXX. The borrowers own a property in addition to the subject which is marked as a second home on the final 1003. The tax returns are needed to verify there is no self-employed business which would require a P&L and Balance Sheet to be provided.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	388417426	XXXXXXX	XXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Income documentation does not meet guidelines - EV 2
COMMENT: The loan file is missing the signedXXXXandXXXXpersonal tax returns. The returns are in the file p.XXX and XXX; however they are not signed. The IRS tax transcripts p.XXX are in the file and were pulled prior to the loan consummation date. Compemsating factors chosen.	*** (CURED) Missing Documentation - EV R
COMMENT:   The borrower purchased the current primary at XXX, XXX, XXX  on XX/XX/XXXX. Per the CD p.847 this property has an HOA. However the loan file is missing documentation verifying the HOA fee.

*** (CURED) Income documentation is incomplete - EV R
COMMENT:   The loan file is missing The XXXXandXXXXsigned 1120S business tax returns for XXX . The returns are in the file p.XXX and XXX; however they are not signed.

*** (CURED) Income Worksheet  - EV R
COMMENT:   The loan file is missing the required Income Worksheet.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) VVOE > 10 days prior to Note date - EV R
COMMENT:   The loan file is missing the 10-day VOE for Borrower. The borrower is self-employed and the file contains a 10-day VOE dated XX/XX/XXXX p.XXX which states the website was used for verification. The file contains the State of Maryland verification of the business p.XXX which shows the business status is active; however that only verifies the business is not officially closed not that it has active business currently. There are also business bank statements p. XXX XXX XXX XXX XXX XXX to XXX dated XX/XX/XXXX XX/XX/XXXX XX/XX/XXXX XX/XX/XXXX XX/XX/XXXX XX/XX/XXXX to XX/XX/XXXX. However the subject Note is dated XX/XX/XXXX so these statements are not dated within 10 business days of consummation. AIG guidelines list the following as acceptable verification of self-employment prior to closing: Evidence of current work (executed contracts or signed invoices that indicate the business is operating on the day the lender verifies self-employment); Evidence of current business receipts within 10 days of the Note date (payment for services performed); Business website demonstrating activity supporting current business operations (timely appointments for estimates or service can be scheduled); Lender certification the business is open and operating. If the lender opts to provide a lender certification (lender confirmed through a phone call or other means); the certification must be provided by an arm’s length third-party source must include contact information and is ineligible when provided by the borrower(s).

*** (CURED) Wiring Instructions  - EV R
COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.	*** (WAIVED) Missing Documentation - EV W
																			COMMENT: The loan file contains an email from the lender p.XXX to p.XXX stating they will make an Exception for the borrower having 5 financed properties which includes the subject property being purchased. The email p.XXX is the loan officer asking for an exception for a total of 7 financed properties. Then the LO states the borrower has recently paid off ones of the properties. The borrower paid off the mortgage with XXX/XXX for the property at XXX, XXX, XXX in XX/XXXX per the credit supplement p.XXX. The funds used to pay off the mortgage cleared the bank on XX/XX/XXXX p.XXX. The borrower then paid off the mortgage with XXX #XXXX for the property at XXX, XXX, XXX at the time of the subject closing with the subject CD on p.XXX. This leaves the borrower with a total of 5 financed properties. AIG guidelines section 2.10 state the borrower XXX own a maximum of four financed properties including the subject. There is no documentation in the loan file from AIG saying they would grant an exception for the 5 financed properties.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	218798170	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   Section 6.01 of the Jumbo Underwriting Guide states that Verbal Verifications of Employment must be completed within ten business days of consummation. The verbal VOE for the borrower dated XX/XX/XXXX (page XXX) indicates that the borrower was not employed at the company listed on the 1003. Additionally the verbal VOE for the coborrower dated XX/XX/XXXX (page XXX) indicates that the coborrower was not employed at the company listed on the 1003 which is not consistent with the Equifax verification dated XX/XX/XXXX (page XXX). Provide clarification of the discrepancy and conclusive evidence that the borrower and coborrower were employed as indicated on the final application at closing.

*** (CURED) Missing Doc - EV R
COMMENT:   The initial application p. 10 indicates that the borrower is a permanent resident alien and the final application p. 789 indicates the borrower is a U.S. Citizen. Provide clarification of the discrepancy and satisfactory documentation to support the borrower's citizenship requirements.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wire Instructions - EV R
COMMENT: The loan file is missing the wiring instructions for the purchase of the subject loan by AIG.	*** (WAIVED) Missing Documentation - EV W
																			COMMENT: Sections 7.16 and 7.17 of the Underwriting Guide state that an acceptable VOR or canceled checks must be provided and late mortgage or rent payments in the previous 24 months must be fully explained and carefully considered in the total credit analysis. The credit report (page XXX) verified a 3 month history of the current mortgage and a rental verification (page XXX) reflects a 17 month rental payment history for a total of 20 months. Additionally the rental verification printout is not signed and therefore it cannot be confirmed that the rental history was provided by the landlord. Provide an acceptable 24 month Housing and Rental Payment history for the borrowers as outlined in Sections 7.16 and 7.17 of the Underwriting Guide.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	656443748	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Income documentation is incomplete - EV R
COMMENT:   Borrower #2 receives a monthly distribution of $5000 from a XXX IRA#XXX which was recently set up. The loan file contains a letter from the Account Custodian p.XXX and an online printout from XXX p.XXX dated XX/XX/XXXX and a XX/XX/XXXX statement each showing the $XXX distribution. Per the AIG guidelines recently established retirement distributions require a letter from the Account Custodian indicating the amount frequency and start date of the distribution in addition to evidence of the first month’s distribution. The letter from the Account Custodian in the file does not provide the start date of the distribution.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.	*** (WAIVED) Missing Documentation - EV W COMMENT: Per the Note p.3 the lender name is XXX with NMLS number XXX. This lender is not on the Lender Affiliate Matrix.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	630341104	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No issue.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase to the following fee was not accepted because a valid reason was not provided: Recording Fee (XX/XX/XXXX).  A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund the following documents are required: LOE to consumer(s) PCCD  copy of the refund and proof of delivery (mailing label).

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase to the following fee was not accepted because a valid reason was not provided: Recording Fee (XX/XX/XXXX).  A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund the following documents are required: LOE to consumer(s) PCCD  copy of the refund and proof of delivery (mailing label).

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the required XXXXBalance Sheet for XXX XXX

*** (CURED) Ineligible Borrower - EV R
COMMENT:   The Note Mortgage and final CD were signed by a Power of Attorney for both borrowers.  Per lender guidelines section 5.07 the use of a Power of Attorney is prohibited when both borrowers are relying on the use of a Power of Attorney for consummation.  Based on the lender guidelines the subject loan is ineligible.

*** (CURED) Missing Doc - EV R
COMMENT:   The subject loan paid off a construction loan.  The loan file does not have the required Certificate of Occupancy construction contract and construction loan Note CD and draw history (no self builds allowed) as required by lender guidelines.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.	*** (WAIVED) Missing Documentation - EV W
COMMENT:   Per the loan application the borrower’s primary residence is owned free and clear; however the loan file does not contain any documentation to support this.

*** (WAIVED) Loan does not conform to program guidelines - EV W
																			COMMENT: Per the credit report the loan being paid off is a construction loan. Lender guidelines section 2.04-B-c reflects the allowable transaction parameters for a two close construction loan only allow for primary residence occupancy type. The subject loan is the payoff of a construction loan and a second home making the subject loan ineligible.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	995386855	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Final Inspection - EV R
COMMENT:   The appraisal was performed subject to repair completion. Although the file contains a final inspection the final inspection does not address all of the incomplete items listed in the appraisal comments nor does it contain photos of all of those incomplete items . Please provide a final inspection showing 100% completion of all  items listed in the appraisal including photos. (see page XXX of appraisal addendum for “subject to” items to be completed)

*** (CURED) Missing Documentation - EV R
COMMENT:   The file does not contain page XXX of the final CD (run on XX/XX/XXXX at XX:XX AM and signed by the borrower).

*** (CURED) Missing Documentation - EV R
COMMENT:   Please provide updated payment history showing XXX payment.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The Master insurance policy expired on XX/XX/XXXX . Please provide renewal policy.

*** (CURED) Income documentation is incomplete - EV R
COMMENT:   The XXXXpersonal tax return p.XXX is missing Schedule #1 to determine if there is any self-employment income or loss.

*** (CURED) IRS Tax Transcripts  - EV R
COMMENT:   The IRS transcript forXXXXp.XXX shows No record found. The XXXXpersonal tax return is in the file p.XXX; however there is no proof in the file that the returns was accepted by the IRS. The file contains a signed 4506-C p.XXX so the transcripts can be ordered again to determine if the IRS has reviewed The XXXXtax return.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wiring Instructions  - EV R
COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.	*** (WAIVED) Missing AUS - EV W
COMMENT:   The loan file is missing the final DU with a valid credit report associated to it.
																			The DU in-file p.XXX has a First Submission date of XX/XX/XXXX and a Submission date of XX/XX/XXXX with an associated credit report of ID #XXX dated XX/XX/XXXX . This credit report has expired and it is not in the loan file. The loan file contains an updated credit report ID #XXX dated XX/XX/XXXX p.XXX.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	487537190	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wiring Instructions  - EV R
COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.	*** (WAIVED) Loan does not conform to program guidelines - EV W
																			COMMENT: Per lender guidelines section 2.03-B-c If the seller has owned the property less than 180 calendar days from the date of the purchase contract and the new sales price is higher than the price paid by the seller to acquire the property the transaction would be ineligible for purchase. The subject property was purchased by the seller on XX/XX/XXXXfor $XXX and the contract of sale is dated XX/XX/XXXX for $XXX. This is less than the required 180 days and the price increased making the subject loan ineligible.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	794231373	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Asset document has expired - EV R
COMMENT:   The borrower has verified funds of $XXX (70% of balance) which is sufficient to meet the reserve requirement.  The assets provided is a quarterly statement from XXX for the borrower’s 401K ending XX/XX/XXXX.  Per COVID-19 Temporary Overlays bank statements (including quarterly statements) must be dated within 60 days of the Note date.  The statement ending XX/XX/XXXXis greater than 60 days prior to the Note.  Provide an updated statement dated within 60 days for the account.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file contains two XXXXW’s one from XXX XXX (same as XXXX and XXXX) and a second from XXX XXX.  The loan file does not contain clarification of the two different W2’s.

*** (CURED) Missing Documentation - EV R
COMMENT:   The borrower’s Schedule E reflects ownership in the XXX   with income of $0.  There is an explanation from the borrower (p.XXX) stating the XXX   is no longer in existence since XXXX; however there is no documentation to verify this.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The hazard insurance policy period ends XX/XX/XXXX which is less than 50 days from the Note date.  Provide the renewal policy.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.	*** (WAIVED) Loan does not conform to program guidelines - EV W
																			COMMENT: Per lender guidelines section 1.08 on a refinance transaction property taxes which are delinquent 60 days or more XXX not be paid with funds from the transaction and must be paid current at time of consummation. And section 2.04B-b states Loans which include the payoff of delinquent real estate taxes which are past due 60 calendar days or more are unacceptable attributes for a Rate and term refinance. The CD Line H-01 reflects the payoff ofXXXXdelinquent taxes in the amount of $XXX. Since the borrower did not pay any funds at closing this was paid from the proceeds making the loan ineligible
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	960255587	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title work reflects an insured amount of $XXX whereas the loan amount is $XXX.

*** (CURED) Missing Documentation - EV R
COMMENT:   The final DU submission is missing from the loan file. The DTI reflected on the 1008 is XXX% whereas the DU submission indicates a DTI of XXX%

*** (CURED) Missing Documentation - EV R
COMMENT:   Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc.) is missing from the loan file.

*** (CURED) Income Worksheet  - EV R
COMMENT:   The underwriter’s income worksheets for the borrowers is missing from the loan file.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).	*** (WAIVED) IRS Tax Transcripts - EV W
COMMENT:   Please provided two years of tax transcripts on Borrower 3 XXX XXX.

*** (WAIVED) Verification of Rent - EV W
																			COMMENT: Per the guidelines Section 7.16 "an acceptable VOR or cancelled checks and/or supporting bank statements for the most recent 12". The borrowers rented the departure residence for one year prior to moving into the subject property. The loan file contains a processor cert in lieu of a VOR. Please obtain a VOR from a third party.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	269303398	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.	*** (WAIVED) Income documentation is incomplete - EV W
																			COMMENT: The borrower also owns XXX which files as a partnership. The loan file is missing the K-1's. If the borrower owns 25% or more of XXX the loan file is also the business tax returns and the P&L and Balance sheet.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	266025226	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the Replacement Cost Estimate from the hazard insurance company. The HOI policy in file p.XXX shows coverage of $XXX and does not indicate any additional coverage with an amount of with a percentage. The loan amount is $XXX.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the final DU and the final 1008. The DU p.XXX and 1008 p.XXX each show the subject proposed housing payment as $XXX while the final 1003 p.XXX shows the proposed housing payment as $XXX.. The difference appears to be the taxes and insurance which are rounded amounts on the DU and 1008 of $XXX and $XXX and are not rounded amounts on the 1003 of $XXX and $115.XXX.

*** (CURED) Missing Doc - EV R
COMMENT:   The loan file is missing the ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc).

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wiring Instructions  - EV R
COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.	*** (WAIVED) Income documentation is incomplete - EV W
																			COMMENT: Both borrowers have a Schedule C in The XXXXpersonal tax return XXX and XXX. Neither Schedule C provides a business name or type of business. The loan file contains a P&L and a Balance sheet p.509 and 510 for XXXXwhich are titled: XXX. It is not clear for which Schedule C business the P&L and Balance Sheet are for. The loan file is missing a P&L and Balance Sheet for XXXXfor one of the Schedule C businesses and is missing the P&L and Balance Sheet forXXXXfor both Schedule C businesses. The AIG guidelines require Year-to-Date P&L Statements and Year-to-Date Balance sheets for all self-employed borrowers regardless of whether a borrower’s business income is being considered for qualifying.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	584209695	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Asset documentation does not meet guideline requirment - EV R
COMMENT:   The loan file is missing 2 months of recent statements for XXX account. The final DU p.XXX the final 1008 p.XXX and the final 10003 p.XXX all show the assets used to qualify is XXX #XXXX  with a balance of $XXX. While the file contains the terms and conditions for XXX p.440 the actual statements for this asset are missing. This leaves the borrower short funds for the required reserves.

*** (CURED) Income documentation is incomplete - EV R
COMMENT:   The loan file is missing the XXXXBalance Sheet for the 1120S business XXX . The XXXXBalance Sheet is on p.XXX.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT: The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.	*** (WAIVED) Asset Verification insufficient - EV W
																			COMMENT: The loan file is missing 2 months of recent statements for XXX account. The final DU p.XXX the final 1008 p.XXX and the final 10003 p.XXX all show the assets used to qualify is XXX #XXXX with a balance of $XXX While the file contains the terms and conditions for XXX p.440 the actual statements for this asset are missing. This leaves the borrower short funds for the required reserves.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	556652214	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) 1003 Application [information not provide] - EV R
COMMENT:   Per Section 1.01 of the guidelines purchase transactions with simultaneous secondary financing are ineligible. The final application on page XXX indicates in section 4b that a second piggyback loan with a zero balance through XXX was going to be opened. No second lien was opened for the subject transaction. Please update the application to reflect no second lien was opened.

*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   No issue.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No issue.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fee on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund the following documents are required: LOE to consumer(s) corrected PCCD copy of the refund and proof of delivery (mailing label).

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   Per Section 8.02 “Evidence of liquidation of funds necessary for closing must be provided in the closed loan package”. The loan application indicates the borrowers sold the departure residence located atXXX. The application listed the net proceeds of $XXX from the sale of the departure residence with the other assets. The loan file is missing the final CD or settlement statement from the sale of the departure residence verifying the net proceeds. As result the borrowers are short $XXX in liquid funds to meet closing costs.

*** (CURED) Missing Doc - EV R
COMMENT:   The application indicates the property located at XXX XXX, XXX . was sold. The final CD from the sale of the property is missing from the loan file.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The Service Provider List issued on XX/XX/XXXX was not disclosed within 3 days of the application date XX/XX/XXXX. As a result fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Special information booklet is Missing - EV R
COMMENT:   There is no date evident on the Tool Kit provided in the loan file; auditor cannot determine if it was disclosed to the borrower within 3 business days of the application date XX/XX/XXXX. The defect can be cured by providing evidence that shows the disclosure was provided within 3-business days of application.

*** (CURED) 2nd Mortgage / HELOC Terms required - EV R
COMMENT:   1003 Needs correction to verify the Borrower was not applying for a subordinate mortgage loan. The final 1003 pg XXX 4b. lists a purchase loan by XXX.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The file is missing the wiring instructions for the subject purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	127977145	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) 1003 Application [information not provide] - EV R
COMMENT:   The final 1003 and the 1008 have the borrower's monthly alimony payment of $XXX listed in the income section as a negative income. The alimony payment needs to be listed in the liability section under "alimony/child support" on the 1003 and "All other monthly payments" on the 1008.

*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title work indicates the insured amount of $XXX whereas the loan amount is $XXX.

*** (CURED) Missing Documentation - EV R
COMMENT:   The fraud report is missing from the loan file.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	212792638	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) 1003 Application [information not provide] - EV R
COMMENT:   The final loan application in file (p. XXX) is not complete. The application is missing pages XXX XXX XXX XXX and XXX. Please provide the complete final application signed and dates by all parties to the transaction.

*** (CURED) Missing Documentation - EV R
COMMENT:   The Mortgage/Deed of Trust in file (p. XXX) is not complete. The Mortgage/Deed of Trust is missing pages XXX XXX XXX XXX and XXX. Additionally the Sale Escrow Instructions in file dated XX/XX/XXXX (p. XXX) and XX/XX/XXXX  are not complete. The Sale Escrow Instructions dated XX/XX/XXXX are missing pages  XXX XXX XXX  and XXX and the Sale Escrow Instructions dated XX/XX/XXXX  (p. XXX) are missing pages XXX XXX XXX  and XXX. Lastly the Notice to the Home Loan Applicant in file for the borrower and coborrower (pages XXX and XXX) are not complete. The Notice to the Home Loan Applicant for the borrower and coborrower are both missing pages XXX and XXX Please provide the complete Mortgage/Deed of Trust Sale Escrow Instructions and Notices to the Home Loan Applicant for the subject transaction.

*** (CURED) Missing Documentation - EV R
COMMENT:   The Preliminary Title Report in file (page XXX) does not contain the amount of title insurance coverage. Please provide documentation of sufficient title insurance coverage for the subject transaction.

*** (CURED) Missing Doc - EV R
COMMENT:   The final Closing Disclosure in file (p. XXX) is not complete. The final CD is missing pages XXX and XXX. Please provide the complete final CD signed and dated by all parties to the transaction.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the purchase of the subject loan by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	614673350	XXXXXXX	XXXXXXX	3	1	3	3	3	1	1	1	*** (CURED) 1003 Application [information not provide] - EV R
COMMENT:   The initial loan application (p.XXX) and final loan application (p.XXX) do not have the two citizen questions answered on the declarations. Provide corrected applications with this section completed.  Additionally per the Patriot Act and documentation both borrowers have Government Issued Visas.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) Without evidence of receipt it is assumed that the disclosure dated XX/XX/XXXX was mailed and therefore not received by the consumer 3 business days prior to the consummation date XX/XX/XXXX. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation. If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Quality of Appraisal Report Unacceptable - EV R
COMMENT:   The appraisal in the loan file has black and white photos.  Please provide appraisal with color photos.

*** (CURED) Unable to verify all credit obligations (ATR) - EV R
COMMENT:   The XXXX andXXXXtax returns (p.XXX XXX) reflect a property owned atXXX in XXX that is not disclosed on the application.  There is an explanation from the borrower (p.XXX) states the borrower owns with no mortgage no taxes HOI or HOA payments; however there is a Maintenance Bill (p.XXX) showing a monthly payment due XX/XX/XXXX in the amount of $XXX as well as additional documents that are not in English and unknown what they say (p.XXX-XXX).  There is no documentation to support the omission of the monthly payment of $XXX or to verify that it is owned free and clear.  Provide documentation to support the omission on the REO Schedule or proof owned free and clear.  If no documentation to support the omission is provided the payment of $XXX must be included in the DTI and the DTI must still be within max allowable of 43% and revised 1003 1008 and DU must be provided.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	740504248	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) 1003 Application [information not provide] - EV R
COMMENT:   The loan file is missing the initial loan application signed by both borrowers.  There are multiple copies of the initial application; however none are executed.

*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   No issue.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No issue.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase to the following fee was not accepted because a valid reason was not provided: Recording Fee (XX/XX/XXXX ).  A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund the following documents are required: LOE to consumer(s) PCCD  copy of the refund and proof of delivery (mailing label).

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the terms of withdrawal for the XXX 401K #XXXX.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The subject property hazard policy expires XX/XX/XXXX which is less than 50 days from the Note date.  Please provide the renewal policy.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Title issue - EV R
COMMENT:   The preliminary title (p.XXX) reflects three mortgages; however only two were paid at closing.  Provide evidence the XXX mortgage of $XXX was satisfied prior to closing and not on the final title policy.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	131031120	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) 1003 Application [information not provide] - EV R
COMMENT:   The subject transaction is a limited cash out refinance of a secondary residence. Section III of the application indicates the present address as XXX  which is incorrect. The primary residence is XXX. Please update the 1003.

*** (CURED) Missing Documentation - EV R
COMMENT:   Per the underwriter notes on the 1008 the borrower is living rent free at his primary residence with a relative at XXX. Section 7.30 if the borrower is living free then the file must contain an acceptable letter of explanation. The loan file is missing the LOE for the borrower living rent free.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the underwriter's income calculation worksheet.

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   page XXX of the hazard insurance binder located on page XXX of the loan file is missing from the loan file.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Valid ID - Missing - EV R
COMMENT:   The loan file is missing a government issued photo ID or the Patriot Act disclosure.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	204309649	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   Per the title in file p.XXX the amount of insurance is $XXX while the mortgage amount is $XXXX.

*** (CURED) Missing AUS - EV R
COMMENT:   The DU findings in the file reflect an appraised value of $XXX.  The appraisal and CDA reflect a value of $XXX.  Provide updated DU findings.

*** (CURED) Missing Documentation - EV R
COMMENT:   The title commitment p.XXX lists 2 HELOC’s with XXX . One opened XX/XX/XXXXfor $XXX and the other opened XX/XX/XXXX for $XXX. The credit report in the file shows 2 open HELOC’s with XXX  p.XXX and XXX. One opened in XX/XXXX with a credit limit of $XXX and a current balance of $XXX #XXXX and the other opened in XX/XXXX #XXXX with a credit limit of $XXX and no balance. The file contains a letter from XXX  p.XXX for the HELOC #XXXX opened XX/XX/XXXX with a limit of $XXXX and no balance which shows it was closed on XX/XX/XXXX. The file also contains a letter from XXX  p.XXX for the HELOC #XXXX opened XX/XX/XXXXwhich states a request to close this account was made on XX/XX/XXXX; however it does not indicate the account has been closed. The CD p.XXX does not list any subordination fees or list a XXX  debt on it. Need proof the HELOC with XXX  #XXXX was subordinated at closing.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The HOI policy expires on XX/XX/XXXX.  Renewal policy is required.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date XX/XX/XXXX. If disclosure was delivered electronically the E-consent is required as well.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	623631487	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The amount of title insurance coverage $XXX is less than the required Mortgage loan amount of $XXX

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) VVOE > 10 days prior to Note date - EV R
COMMENT:   The file is missing the required VVOE within 10 days of Note.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	577086015	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The file only contains the preliminary title policy.  Coverage amount is not indicated. Title policy reflecting adequate coverage is required.

*** (CURED) Missing Documentation - EV R
COMMENT:   The fraud report is missing from the loan file.

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   The borrowers had to bring $XXX to closing for the purchase of the subject. With the earnest money and two other bank accounts the borrower had $XXX in liquid funds. The loan file contains a retirement account through XXX (account #XXXX ) dated XX/XX/XXXX on page XXX in the amount of $XXX. There is a notation on the statement next to the balance indicating that 100% of the $XXX was to be withdrawn to pay for the closing costs. The loan file is missing documentation verifying the withdrawal of the $XXX from the retirement account. According to guideline Section 8.02 "Evidence of liquidation of funds necessary for closing must be provided in the closed loan package. All down payment funds and cash to close must be documented and verified." Documentation verifying liquidation is missing from the loan file.

*** (CURED) Missing Doc - EV R
COMMENT:   Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc.) is missing from the loan file.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The Cash to Close on the CCTC table on page XXX of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page XXX) of the LE (issued on XX/XX/XXXX). The CD shows $XXX whereas the LE shows $XXX; these two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label).

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) VVOE > 10 days prior to Note date - EV R
COMMENT:   The VVOE for the co-borrower's employment through XXX dated within 10 business days from closing is missing from the loan file.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	938638967	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The preliminary title does not reflect the policy amount and the file does not contain the final title policy to confirm the policy amount is sufficient for the loan amount of $XXX.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No issues.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) ROR funding date before end of required rescission period  - EV R
COMMENT:   The loan failed the Right of Rescission test. The funding date is before the third business day following consummation.  The consumer XXX exercise the right to rescind until midnight of the third business day following consummation delivery of the notice required by 12 CFR §1026.23 or §1026.15 or delivery of all material disclosures whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD issued on XX/XX/XXXX the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX.  The defect can be cured by providing the true funding date.   If the loan disbursed after XX/XX/XXXX a copy of the PCCD is required.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	701498043	XXXXXXX	XXXXXXX	3	2	3	1	2	2	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT:   The Cash to Close on the CCTC table on page XXX of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page XXX) of the initial LE issued on XX/XX/XXXX  . The CD shows $XXX whereas the LE $XXX; these two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label).

*** (OPEN) Mortgage Riders incomplete / inaccurate - EV 2
COMMENT: The PUD Rider is missing the first page.	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The preliminary title does not reflect the policy amount and the loan file does not contain the final title policy to confirm coverage is sufficient for the loan amount of $XXX.

*** (CURED) Condo / PUD rider Missing - EV R
COMMENT:   The PUD Rider is missing the first page.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc.)

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) VVOE > 10 days prior to Note date - EV R
COMMENT:   The loan file is missing the VVOE for the borrower (self-employed) and co-borrower dated within 10 days of the Note.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	149902792	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The preliminary title does not reflect the policy amount and the loan file does not contain the final title policy to verify the coverage is sufficient for the Note amount of $XXX.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No Issues.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) Missing Documentation - EV R
COMMENT:   The subject property was purchased XX/XXXXfor $XXX and this is what was used for the LTV.  The loan file does not have the CD from the purchase as required by lender guidelines section 2.05.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) ROR funding date before end of required rescission period  - EV R
COMMENT:   The loan failed the Right of Rescission test. The funding date is before the third business day following consummation.  The consumer XXX exercise the right to rescind until midnight of the third business day following consummation delivery of the notice required by 12 CFR §1026.23 or §1026.15 or delivery of all material disclosures whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD issued on XX/XX/XXXX the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX.  The defect can be cured by providing the true funding date.   If the loan disbursed after XX/XX/XXXX a copy of the PCCD is required.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	898961947	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The preliminary title policy does not reflect a policy amount and the loan file is missing the final title policy to verify the coverage is sufficient for the Note amount of $XXX.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   1008/1003/DU reflects self-employed income for the borrower of $XXX and other income of $XXX (capital gains losses and K1) for total qualifying income of $XXX/month.  Origination income is not supported.  Audit income is $XXX consisting of $XXX XXX (used XXXXP&L as it was lower) K1 income from XXX of $XXX (Used XXXXK1 as it was lower) and Capital Gains loss averaged over three years of $-XXX.  The decreased income and including the unsupported omitted debts result in a DTI of XXX% which exceeds lender guidelines.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   1008/1003/DU reflects self-employed income for the borrower of $XXX and other income of $XXX (capital gains losses and K1) for total qualifying income of $XXX/month.  Origination income is not supported.  Audit income is $XXX consisting of $XXX XXX (used XXXXP&L as it was lower) K1 income from XXX of $XXX (Used XXXXK1 as it was lower) and Capital Gains loss averaged over three years of $XXX.  The decreased income and including the unsupported omitted debts result in a DTI of XXX% which exceeds lender guidelines.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The hazard insurance coverage is for $XXX with 25% increased coverage for total coverage of $XXX which is not sufficient for the Note of $XXX.  Provide hazard policy with sufficient coverage or Replacement Cost Estimate.

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   Per the final CD the borrower paid $XXX to close.  The borrower has verified assets of $XXX using only the XXX #XXX XXX #XXX and 70% of XXX which is not sufficient to meet the six-month reserve requirement.  The borrower does have two additional accounts one with XXX #XXX with the statement ending XX/XX/XXXX and one with XXX #XXX with the statement ending XX/XX/XXXX; however these accounts were not considered in the audit as they exceed the 60 day requirement per the COVID overlays.  Provide updated statements ending inXX/XX/XXXX for both of these accounts for them to be utilized.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Unable to verify all credit obligations (ATR) - EV R
COMMENT:   Per the final loan application the payment for one of the XXX student loans of $XXX/month and the one XXX payment of $XXX (5% of balance per guidelines) were omitted.  The loan file does not contain any documentation to support the omission of these debts.  When included and using the audit income the DTI increases to XXX% which exceeds lender guidelines.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The subject loan is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	440686433	XXXXXXX	XXXXXXX	3	1	3	3	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The preliminary title policy does not reflect the coverage amount and the loan file does not contain the final title policy to verify the coverage is sufficient for the loan amount of $XXX.

*** (CURED) Missing AUS - EV R
COMMENT:   The DU findings in the file have a DTI of XXX% and the DTI on the 1008 is XXX%.  The DU has commission income of $XXX and bonus income of $XXX; whereas the 1008 and final 1003 have commission income only of $XXX.  Provide the final DU Findings with the correct income and DTI.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc.)

*** (CURED) Missing Documentation - EV R
COMMENT:   The subject loan closed in a Trust and the loan file does contain the Trust Certification; however is missing the Attorney Opinion Letter or Lender’s Attestation as required by guidelines section 5.04.  Provided the Trust Certification signed by the borrower.  This does not meet the requirements.  Please provide an Attorney Opinion Letter or Lender's Attestation as required.  Per lender guidelines section 5.04 An attorney's opinion letter or a lender's legal attestation (signed by an officer of the company or Legal Counsel) stating the trust meets Secondary Marketing requirements as set forth by Fannie Mae or Freddie Mac and any applicable state requirements must be provided.

*** (CURED) Missing Solar Panel Agreement - EV R
COMMENT:   The aerial photos of the subject in the CDA (p.XXX) reflect the property has solar panels.  This was not addressed by the appraiser and the file does not contain any documentation to verify if they are owned free and clear have monthly payments or have a lease or Power purchase Agreement.  Provide documentation of the status of the solar panels.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Quality of Appraisal Report Unacceptable - EV R
COMMENT:   The appraisal has the incorrect borrower listed and did not address the solar panels.  Provide appraisal with correct borrower and solar panels addressed per FNMA guidelines.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	513856382	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The preliminary title reflects the policy amount of $XXX on the supplement (p.632); however the loan amount is $XXX.  Provide evidence the title policy amount was updated to be sufficient for the loan amount.

*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   No Issues.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No Issues.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal Desk Review Fee of $XXX . A cost to cure in the amount of $XXX  is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund the following documents are required: LOE to consumer(s) corrected PCCD copy of the refund and proof of delivery (mailing label).

*** (CURED) Missing Documentation - EV R
COMMENT:   The borrower is converting the departing residence to a rental.  The loan file does have the required 12-month rental lease evidence the security deposit has been received; however there is no evidence of the deposit of the security deposit.  The check is endorsed; but not cancelled and none of the bank accounts show a deposit of $XXX.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The hazard insurance policy in the file (p.XXX) is effective XX/XX/XXXX; however the Note is dated XX/XX/XXXX.  Provide evidence there was hazard insurance in effect at the time of the Note.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wire instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	490640150	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The preliminary title reflects the policy amount of $XXX and the Note amount is $XXX.  Provide the final title policy to confirm sufficient coverage was obtained.

*** (CURED) ComplianceEase Risk Indicator is "Significant" - EV R
COMMENT:   No issue.

*** (CURED) ComplianceEase State/Local Predatory Test Failed - EV R
COMMENT:   State license issue out of scope.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the following fee on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: State Tax/Stamps. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund the following documents are required: LOE to consumer(s) corrected PCCD copy of the refund and proof of delivery (mailing label).

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Valid ID - Missing - EV R
COMMENT:   The Patriot Act form (p.XXX) reflects the co-borrower’s ID was expired at the time of the closing.  Provide evidence current valid ID was verified.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	423029284	XXXXXXX	XXXXXXX	3	2	3	1	3	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT: The Cash to Close on the CCTC table on page XXX of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page XXX) of the initial LE issued on XX/XX/XXXX. The CD shows $XXX whereas the LE $XXX; these two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label).	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The preliminary title report states on page XXX that the proposed insured loan amount is $XXX which is insufficient coverage for the loan amount of $XXX.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition and increase to the Discount Fee $XXX Appraisal Review Fee $XXXX and increase on the Appraisal Fee of $XXX on disclosure XX/XX/XXXX was not accepted. Although the changes appear to be valid because a COC was not provided auditor is unable to determine if the revised disclosure was provided within 3 business days of the change.  A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the  change. If curing the violation with a refund the following documents are required: LOE to consumer(s) PCCD  copy of the refund and proof of delivery (mailing label).

*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on XX/XX/XXXX without a valid change of circumstance. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund the following documents are required: LOE to consumer(s) PCCD  copy of the refund and proof of delivery (mailing label).

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the Condo Warranty signed by the Lender.

*** (CURED) Missing Documentation - EV R
COMMENT:   Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc.) is missing from the loan file.

*** (CURED) Hazard Insurance - EV R
COMMENT:   Provide the Master insurance policies for liability coverage and XXX bond coverage on the subject condo project. The Master policy in the file does not cover these items. The policy must be current as of time of disbursement and unexpired.

*** (CURED) Missing Doc - EV R
COMMENT:   The HOA's master property policy expired on XX/XX/XXXX. Provide a current master policy that provides coverage for the full insurable replacement cost of the project improvements including the units.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date XX/XX/XXXX. If disclosure was delivered electronically the E-consent is required as well.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the required wiring instructions for the subject loan purchase by AIG. Please provide.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	288544248	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The preliminary title supplement reflects a policy amount of $XXX and the loan file does not contain a second title supplement or final title policy to verify the title policy amount is sufficient for the Note amount of $XXX.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No Issue.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   The loan failed the Right of Rescission test. The funding date is before the third business day following consummation.  The consumer XXX exercise the right to rescind until midnight of the third business day following consummation delivery of the notice required by 12 CFR §1026.23 or §1026.15 or delivery of all material disclosures whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD issued on XX/XX/XXXX the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX.  The defect can be cured by providing the true funding date.

*** (CURED) IRS Tax Transcripts  - EV R
COMMENT:   The loan was locked on XX/XX/XXXX  and closed on XX/XX/XXXX  so AIG's Temporary COVID Guideline Overlays were expired. The XXXXtax transcripts were required but were missing from the loan file.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   . A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Tax Returns - EV R
COMMENT:   The loan was locked on XX/XX/XXXX  and closed on XX/XX/XXXX  so AIG's Temporary COVID Guideline Overlays were expired. The XXXXtax returns (signed prior to consummation) were required but were missing from the loan file.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	745967023	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The subject loan amount is $XXX per the subject note; however the only title document in the loan file was a title commitment that disclosed the policy amount for $XXX which was $XXX less than the subject loan amount.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
COMMENT:   The Data Verify REO section (p.XXX) shows the borrower owns a property located at XXX, XXX, XXX that is reflected as Vacant Land and is not disclosed on the loan application and the file does not include the expenses for this property in the DTI.  The condition section of the Data Verify (p.XXX) shows this condition was cleared and it states “Not our Brwr-Prop Profile Attached to DV”; however the loan file does not contain that property profile to confirm it is not the borrowers.   Provide documentation to verify this property is no longer owned by the borrower or provide evidence of the expenses for the property to be included in the DTI.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The file is missing the wiring instructions for the subject purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	629709675	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title commitment p.XXX shows the proposed policy amount as $XXX while the loan amount is $XXX.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 45 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	966504778	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title commitment p.XXX shows the proposed policy amount as $XXX while the loan amount is $XXX.

*** (CURED) Asset Verification insufficient - EV R
COMMENT:   The loan file is missing the source of the following 4 manual deposits: XX/XX/XXXX  $XXX XXX checking #XXXX p.XXX XX/XX/XXXX $XXX into XXX checking #XXXX p.XXX XX/XX/XXXX $XXX into XXX checking #XXXX p.XXX and XX/XX/XXXX  $XXX into XXX savings #XXXX p.XXX.

*** (CURED) Missing AUS - EV R
COMMENT:   The loan file is missing the final DU. The DU in the file p.XXX reflects a loan amount of $XXX with a P&I payment of $XXX all other monthly payments of $XXX and a DTI of XXX%. The final 1008 and final 1003 reflect a loan amount of $XXX with a P&I payment of $XXX all other monthly payments of $XXX and a DTI of XXX%.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) )  Without evidence of receipt it is assumed that the disclosure dated XX/XX/XXXX was mailed and therefore not received by the consumer 3 business days prior to the consummation date XX/XX/XXXX. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation. If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	327239846	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title indicates the insured amount is $XXX which is less than the loan amount of $XXX.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	287255320	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The Title Insurance Commitment in file (p. XXX) indicates a Proposed Policy Amount of $XXX; however the Note amount is $XXX. Please provide documentation of sufficient Mortgagee Title Insurance coverage in the amount of $XXX.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   The following section(s) of the Security Instrument (Mortgage/Deed of Trust) are incomplete:  Each page is cut off on the bottom / the lower portions of each page are missing.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the purchase of the subject loan by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	896077468	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title is missing the ensured amount.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No Issues.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   The revised Loan Estimate is missing. As a result a full review for compliance with timing and tolerance requirements could not be performed. The defect can be cured by providing the  revised Loan Estimates that were issued to the consumer.  (LE dated XX/XX/XXXX is missing.)

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required)

*** (CURED) ROR funding date before end of required rescission period  - EV R
COMMENT:   The loan failed the Right of Rescission test. The funding date is before the third business day following consummation.  The consumer XXX exercise the right to rescind until midnight of the third business day following consummation delivery of the notice required by 12 CFR §1026.23 or §1026.15 or delivery of all material disclosures whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD issued on XX/XX/XXXX the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX.  The defect can be cured by providing the true funding date.   If the loan disbursed after XX/XX/XXXX a copy of the revised CD/PCCD is required.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	189526954	XXXXXXX	XXXXXXX	3	2	3	1	3	1	1	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on 7/19/21 was provided more than 60 calendar days after the consummation date XX/XX/XXXX. Per § 1026.19(f)(2)(v)) if the creditor cures a tolerance violation by providing a reimbursement to the consumer the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title work does not indicate the insured amount.

*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   No issue.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase/addition to the following fee(s) was not accepted because a valid reason was not provided: Lender's Title Policy (XX/XX/XXXX ) Delivery Fee (XX/XX/XXXX ) Sub Escrow Fee (XX/XX/XXXX ) and Messenger Fee (XX/XX/XXXX).  A cost to cure in the amount of $59.05 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund the following documents are required: LOE to consumer(s) PCCD  copy of the refund and proof of delivery (mailing label).

*** (CURED) Missing Documentation - EV R
COMMENT:   Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc.) is missing from the loan file.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) ROR funding date before end of required rescission period  - EV R
COMMENT:   The loan failed the Right of Rescission test. The funding date is before the third business day following consummation.  The consumer XXX exercise the right to rescind until midnight of the third business day following consummation delivery of the notice required by 12 CFR §1026.23 or §1026.15 or delivery of all material disclosures whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD/PCCD issued on XX/XX/XXXX the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX.  The defect can be cured by providing the true funding date.

*** (CURED) Title issue - EV R
COMMENT:   The title work on p.XXX of the loan file indicates the supplemental taxes for the year XXXX-XXXXin the amount of $XXX is delinquent. The final CD on page XXX of the loan file does not reflect the payoff of the delinquent taxes.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	768355040	XXXXXXX	XXXXXXX	3	2	3	1	2	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT: The Cash to Close on the CCTC table on page XXX of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page XXX) of the initial LE issued on XX/XX/XXXX. The CD shows $XXX whereas the LE $XXX; these two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label).	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title work does not indicate the insured amount.

*** (CURED) Missing Documentation - EV R
COMMENT:   Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc.) is missing from the loan file.

*** (CURED) Missing Documentation - EV R
COMMENT:   The title work and credit report indicate a second lien attached to the property through XXX . The loan file is missing the subordination agreement.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	633145428	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title work does not indicate the insured amount.

*** (CURED) Missing Documentation - EV R
COMMENT:   Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc.) is missing from the loan file.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	945765750	XXXXXXX	XXXXXXX	3	2	3	3	2	1	1	2	*** (OPEN) ROR H9 form for the same Lender refinance was missing - EV 2
COMMENT: The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (new advance of money with the same creditor). Model H-8 was provided; because the property is located in XXX model H-9 should have been used.	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title work does not provide the amount insured.

*** (CURED) Appraisal incomplete (missing map layout pages etc) - EV R
COMMENT:   The CDA on page XXX4 is an incomplete report. The full CDA will all pages including te appraiser name and license number is needed.

*** (CURED) Missing Documentation - EV R
COMMENT:   Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc.) is missing from the loan file.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	188024305	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title work does not provide the amount insured.

*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   No issue.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No issue.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Loan Discount Points on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid because a COC was not provided auditor is unable to determine if the revised disclosure was provided within 3 business days of the change.  A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the  change. If curing the violation with a refund the following documents are required: LOE to consumer(s) PCCD  copy of the refund and proof of delivery (mailing label).

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	660872921	XXXXXXX	XXXXXXX	3	2	3	1	3	1	1	2	*** (OPEN) ROR H9 form for the same Lender refinance was missing - EV 2
COMMENT: The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in XXX model H-9 should have been used.	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title work does not provide the amount insured.

*** (CURED) Missing Documentation - EV R
COMMENT:   The borrower has a side businessXXX of which he owns 25%. The loan file contains the Balance Sheet; however the profit and loss statement is missing.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   The CD issued XX/XX/XXXX is missing page XXX.  The defect can be resolved by providing the missing page.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	913124803	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title work does not provide the insured amount. The title should insure at least $XXX.

*** (CURED) Missing Documentation - EV R
COMMENT:   The subject loan closed in The XXX. The loan file is missing an attorney’s opinion letter or a lender attestation confirming that the trust meets secondary market/ applicable state guidelines

*** (CURED) Missing Documentation - EV R
COMMENT:   Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc.) is missing from the loan file.

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   The hazard insurance certificate for the subject property is missing for the loan file.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	885399848	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title work does not provide the insured amount.

*** (CURED) Missing Documentation - EV R
COMMENT:   Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc.) is missing from the loan file.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	761037120	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   Title policy in the loan file does not indicate the policy amount.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No issue.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   No issue.

*** (CURED) Missing Documentation - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Loan file does not contain sufficient information to complete Credit Due Diligence - EV R
COMMENT:   The borrower refinanced two rental properties concurrently with the subject transaction with the addresses of XXX, XXX, XXX  andXXX, XXX, XXX  (aka XXX   prior to renumbering by the local government). The loan file contains the tax bills (pXXX and pXX) HOI (pXXX and pXXX) and HOA payments (pXXX and pXXX); however there is no evidence of the new mortgage payments to determine the new PITIA for both.  Please provide the Note and final signed CD for both refinances so the new payments can be determined and DTI can properly be calculated.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date XX/XX/XXXX.  The PCCD was provided to correct the following item(s): Title - Delivery Fee Recording Fee and Prepaid Interest. Per TRID regulation corrected disclosures must be issued no later than 60 days after consummation. Defect has no cure.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) ROR funding date before end of required rescission period  - EV R
COMMENT:   The loan failed the Right of Rescission test. The funding date is before the third business day following consummation.  The consumer XXX exercise the right to rescind until midnight of the third business day following consummation delivery of the notice required by 12 CFR §1026.23 or §1026.15 or delivery of all material disclosures whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD/PCCD issued on XX/XX/XXXX the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX.  The defect can be cured by providing the true funding date.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: Wiring instructions for the loan purchase by AIG are missing from the loan file.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	511976465	XXXXXXX	XXXXXXX	3	1	3	3	3	1	1	1	*** (CURED) Appraisal incomplete (missing map layout pages etc) - EV R
COMMENT:   Per the Mortgage p.XXX and the Mortgage PUD Rider p.43 the subject is a PUD. However the appraisal p.XXX does not correctly reflect the subject as a PUD.

*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal Fee on disclosure XX/XX/XXXX  was not accepted. Although the change appears to be valid because a COC was not provided auditor is unable to determine if the revised disclosure was provided within 3 business days of the change.  A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the  change. If curing the violation with a refund the following documents are required: LOE to consumer(s) PCCD  copy of the refund and proof of delivery (mailing label).

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing documentation to verify the subject’s HOA fee.

*** (CURED) Income documentation is incomplete - EV R
COMMENT:   The loan file is missing the P&L and Balance sheet for B2’s Schedule C business Event Planning. This income is not being used to qualify; however AIG requires the P&L and Balance sheet.

*** (CURED) Missing AUS - EV R
COMMENT:   The loan file appears to be missing the final DU. The DU p.XXX reflects income of $XXX with a DTI of XXX% while the 1008 p.XXX reflects income of $XXX with a DTI of XXX%. The 1003 p.XXX reflects income of $XXX

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Title holder is not an individual - EV R
																		COMMENT: The subject property is titled in a revocable trust per the title commitment p.XXX. However per the Note p.XXX and the mortgage p.XXX the subject was not closed in a trust.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	978757513	XXXXXXX	XXXXXXX	3	1	3	3	1	1	1	1	*** (CURED) Appraisal incomplete (missing map layout pages etc) - EV R
COMMENT:   The appraisal p.XXX is missing the answer to the question Is the subject property currently offered for sale or has it been offered for sale in the twelve months prior to the effective date of this appraisal? Neither the Yes or No box has been checked by the appraiser.

*** (CURED) Employment Information Incomplete - EV R
COMMENT:   Borrower #1 started with his current employer on XX/XX/XXXX per the verbal VOE p.XXX. The final 1003 p.XXX shows the borrowers previous employer was XXX. The loan file does not contain anything from XXX to verify a termination date to ensure there is no job gap for the borrower which needs to be addressed.

*** (CURED) Missing Documentation - EV R
COMMENT:   Provide evidence the subject’s current mortgage which was in deferment was paid current at the time the mortgage was paid off with the funds from this refinance. The loan file contains a letter p.360 from the current mortgage lien holder XXX dated XX/XX/XXXXwhich states the short-term payment suspension for the loan has ended. The file also contains several mortgage statements p.XXX and XXX to XXX dated XX/XX/XXXX to XX/XX/XXXX. Each of these mortgage statement shows an Unpaid second principal balance of $XXX and a Deferred interest balance of $XXX. It appears these have been added to the end of the mortgage loan which does not meet AIG guidelines. AIG guidelines state: No mortgage loans or rental agreements for which the borrower is obligated XXX be in forbearance including co-signed mortgage loans and rental agreements. Loans to borrowers who have excited forbearance on a mortgage or rental agreement which is current must document the following: Borrower has excited forbearance. (We have the letter from the bank for this) The mortgage/rent is not in a repayment plan or loss mitigation program and the mortgage/rent is current. For the purposes of these requirements “current” means the borrower has made all mortgage payments due in the month prior to the note date of the new loan transaction according to the terms of the original note by no later than the last business day of that month. Our subject Note p.XXX is dated XX/XX/XXXX.

*** (CURED) Missing Doc - EV R
COMMENT:   The loan file is missing the subject’s Condo warranty.

*** (CURED) Missing Solar Panel Agreement - EV R
COMMENT:   The subject is a condominium. The appraisal p.42 shows a photo of a transformer and the note says it is solar inverter. The preliminary title p.XXX does not say anything about solar. It could not be determined at audit if the borrower has a monthly debt for the solar as the file does not contain documentation to clarify if the solar belongs to the borrower or the condominium complex.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Valid ID - Missing - EV R
COMMENT:   Borrower #1’s photo ID expired XX/XX/XXXX. The photo ID is on p.XXX and the Patriot Act form completed by the lender for B1 using the expired document is on p.XXX.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	953387820	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Asset do not meet guidelines - EV R
COMMENT:   The loan file contains the gift letter and evidence it was received by the escrow agent; however the loan file is missing the donor’s ability (e.g. bank statements) as required by lender guidelines section 8.07.

*** (CURED) Missing AUS - EV R
COMMENT:   The 1008 and DU Findings have an HOA fee of $XXXX for the subject property; however per the contract of sale (p.XXX) and appraisal (p.XXX) there is no HOA on the subject.  The file does contain documentation confirming there is an HOA fee for the departure residence of $XXX/month (p.XXX $XXX quarterly).  Provide revised 1008 removing the HOA fee from the subject property and including in the PITIA for the departure residence for a total PITIA of $XXX for the departure (Mtg with escrows of $XXX (p.XXX) and HOA $XXX (p.XXX))

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file does not have the seller side of the final CD.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	717338516	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Asset document has expired - EV R
COMMENT:   The loan file contains a quarterly statement for XXX 401K #XXXX p.XXX dated XX/XX/XXXX. The Note date is XX/XX/XXXX. The XXX quarterly statement exceeds the current document age guideline of 60 days. Provide a current account history for XXX 401K #XXXX.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	285587269	XXXXXXX	XXXXXXX	3	2	3	1	3	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT:   The Cash to Close on the CCTC table on page XXX of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page XXX) of the LE issued on XX/XX/XXXX . The CD shows $XXX whereas the LE shows $XXX; these two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label).

*** (OPEN) ROR H9 form for the same Lender refinance was missing - EV 2
COMMENT: The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (new advance of money with the same creditor). Model H-8 was provided; because the property is located in XX model H-9 should have been used.	*** (CURED) Asset document has expired - EV R
COMMENT:   The loan file contains a quarterly statement for XXX IRA #XXXX dated XX/XX/XXXXp.XXX. The statement exceeds the 60-day age of documents guideline as the Note date is XX/XX/XXXX. The loan file does not contain an update for this account.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the Replacement Cost Estimate from the hazard insurance company. The HOI policy in file p.XXX & XXX shows coverage of $XXX with an additional increased coverage amount of $XXX for a total of $XXX. The loan amount is $XXX.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   A revised disclosure was not provided  to the consumer within 3 business days of the rate lock date XX/XX/XXXX. Per regulation when there is a rate lock the creditor must provide a revised disclosure within three business days.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	634679237	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Asset document has expired - EV R
COMMENT:   The loan file contains the XXX statements for Member #XXX ending XX/XX/XXXXand XX/XX/XXXX.  The COVID Temporary guidance requires assets to be dated within 60 days of the Note.  These assets are required as they are the only liquid assets provided.  Provide the XXX statement ending XX/XX/XXXX as required by guidelines to meet the 60-day requirement.

*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   No Issue.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No issues.

*** (CURED) ComplianceEase Risk Indicator is "Significant" - EV R
COMMENT:   No Issue.

*** (CURED) ComplianceEase State/Local Predatory Test Failed - EV R
COMMENT:   License violation out of scope.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   No Issue.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))  Because the loan failed the initial CD delivery date test any values that would change under a valid changed circumstance if the disclosure had been delivered timely will not be considered valid for tolerance purposes. Therefore the increase to the following fees on XX/XX/XXXX did not reset the baseline: Mortgage Broker Fee. The violation XXX be cured if documentation is provided showing the disclosure was delivered timely.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))  Because the loan failed the initial CD delivery date test any values that would change under a valid changed circumstance if the disclosure had been delivered timely will not be considered valid for tolerance purposes. Therefore the increase to the following fees on XX/XX/XXXX did not reset the baseline: Mortgage Broker Fee. The violation XXX be cured if documentation is provided showing the disclosure was delivered timely.

*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) Because the loan failed the initial CD delivery date test any values that would change under a valid changed circumstance if the disclosure had been delivered timely will not be considered valid for tolerance purposes. Therefore the decrease to lender credits on XX/XX/XXXX did not reset the baseline. The violation XXX be cured if documentation is provided showing the disclosure was delivered timely.

*** (CURED) ComplianceEase TRID Tolerance Test Failed #3 - EV R
COMMENT:   This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii)) The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($XXX) exceed the comparable charges ($XXX) by more than 10%. Because the loan failed the initial CD delivery date test any values that would change under a valid changed circumstance if the disclosure had been delivered timely will not be considered valid for tolerance purposes. Therefore baseline did not reset as a result of the following increases: Recording Fee. The violation XXX be cured if documentation is provided showing the disclosure was delivered timely.

*** (CURED) Missing Documentation - EV R
COMMENT:   The subject has a HELOC with XXX and the loan file contains evidence of the source of funds used to pay down XXX HELOC (p.XXX XXX) and a credit supplement (p.XXX) showing a balance of $XXX  The loan file does not contain evidence this HELOC was closed.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD issued on XX/XX/XXXX was not received by the consumer 3-business days prior to consummation and a waiver was not provided. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation or a waiver stating why consummation took place prior to the 3-day rule. If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	176432145	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Asset document has expired - EV R
COMMENT:   The loan file is missing valid business bank statements. The business bank statements in file p.XXX and XXX are dated XX/XX/XXXXand XX/XX/XXXXare over 60 days old. The Note date is XX/XX/XXXX.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the final 1008. The 1008 p.XXX shows the subject’s PI as $XXX while the DU p.XXX and the final 1003 p.XXX each show the subject’s PI as $XXX.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   The subject loan DTI exceeds XXX% at XXX%. This is due to the rental income for XXX, XXX being calculated at a loss at the time of audit rather than the profit the lender calculated. ($XXX rather than $XXX. See the audit rental worksheet and the lender rental worksheet p.XXX. DTI increased from approval DTI of XXX% to XXX%.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the Replacement Cost Estimate from the hazard insurance company. The HOI policy in file p.XXX shows coverage of $XXX with an additional increased coverage amount of $XXX for a total of $XXX. The loan amount is $XXX.

*** (CURED) Missing Doc - EV R
COMMENT:   Page XXX of the final CD (p.XXX) reflects cash back to the borrower in the amount of $XXX. This is due to two separate line entries (credits) on page XXX (p.XXX) of the document labeled “funds to close” in the exact same amounts of $XXX. (Did the borrower provide exact same amount of funds to close twice?) Provide LOX clarifying if the entries on page XXX of the CD are correct and if not a revised/corrected CD is required.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	362602125	XXXXXXX	XXXXXXX	3	2	3	1	3	1	1	2	*** (OPEN) ROR H9 form for the same Lender refinance was missing - EV 2
COMMENT: The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in XXX model H-9 should have been used.	*** (CURED) Asset documentation does not meet guideline requirment - EV R
COMMENT:   Need another month for XXX sav #XXX sav #XXX chkg #XXX as the loan file only contain the XX/XX/XXXXstatement p.146. Also need another month for XXX  The loan file contains the XX/XX/XXXXstatement p.XXX and a snapshot of the balance for XX/XX/XXXX p.458. However there is no documentation for the transactions from XX/XX/XXXXto XX/XX/XXXX.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   Tolerance violation cured at consummation.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc).

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) ROR funding date before end of required rescission period  - EV R
COMMENT:   The loan failed the Right of Rescission test. The funding date is before the third business day following consummation.  The consumer XXX exercise the right to rescind until midnight of the third business day following consummation delivery of the notice required by 12 CFR §1026.23 or §1026.15 or delivery of all material disclosures whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD issued on XX/XX/XXXX the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX.  The defect can be cured by providing the true funding date.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	636579458	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Asset documentation does not meet guideline requirment - EV R
COMMENT:   Per Section 8.02 on page XXX of the guidelines "Evidence of liquidation of funds necessary for closing must be provided in the closed loan package". The loan file contains a business bank statement for XXX which the borrowers own 100% of on page XXX0 of the loan file dated XX/XX/XXXX with a balance of $XXX The remainder of documented assets in the loan file are non-liquid. Per Section 8.11 on page XXX the guidelines "Business assets are eligible for the borrower’s down payment and closing costs. The borrowers had to bring $XXX to closing. The borrowers are short $4067 in liquid funds to meet closing costs.

*** (CURED) Documentation Does Not Support - EV R
COMMENT:   Please re-run DU with the following data: subject PITIA $XXX; second home PITIA $XXX (Note shows PI $XXXX (pXXX) plus HOI $XXX (pg XXX) plus taxes $XXX (pXXX) plus HOA $XXX (pXXX)); debts $XXX; and income $.XXX.

*** (CURED) Income documentation is incomplete - EV R
COMMENT:   Please provide the XXXXyear-end andXXXXYTD balance sheets for XXX.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	592001484	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Asset documentation does not meet guideline requirment - EV R
COMMENT:   The loan file is missing 2 months of statement for the asset account with XXX retirement #XXXX . The XXXXXXXstatement is p.XXX; however another statement is needed to have 2 consecutive months as required.

*** (CURED) Missing Documentation - EV R
COMMENT:   Underwriter notes on the final 1008 p.7 state the subject’s current mortgage has been in deferment since XXX the deferred balance is showing on the mortgage statement and must be paid in full prior to closing. The mortgage statement p.656 for the borrowers’ current mortgage on the subject shows Other Deferred Balances in the amount of $XXX. There is an XXX from the borrower p.XXX which states the borrowers went into deferment due to a medical emergency with family in XXX and began making payments again in XXX XXXX. However the loan file does not contain any documentation showing the deferred balance of $XXXX was paid prior to the subject closing on XX/XX/XXXX.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   A revised disclosure was not provided  to the consumer within 3 business days of the rate lock date XX/XX/XXXX. Per regulation when there is a rate lock the creditor must provide a revised disclosure within three business days.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The Cash to Close on the CCTC table on page XXX of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page XXX) of the LE issued on XX/XX/XXXX. The CD shows $XXX whereas the LE  $XXX; these two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label).

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	403501843	XXXXXXX	XXXXXXX	3	2	3	1	2	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT: The Cash to Close on the CCTC table on page XXX of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page XXX) of the LE issued on XX/XX/XXXX. The CD shows $XXX whereas the LE $XXX; these two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label).	*** (CURED) Asset documentation does not meet guideline requirment - EV R
COMMENT:   The loan file is missing documentation to source the XX/XX/XXXX $XXX large deposit from XXXinto XXX checking #XXXX  p.XXX.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the Balance Sheets for the Schedule C businessXXX . The file contains the P&L forXXXXand XXXXp.XXX & XXX.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) VVOE > 10 days prior to Note date - EV R
																		COMMENT: The loan file is missing the 10-day VOE for Borrower #2 for the 1065 business XXX and for the Schedule C XXX market trading businessXXX . The borrower is self-employed and the file contains a 10-day VOE dated XX/XX/XXXX p.XXX for XXX and a 10-day VOE dated XX/XX/XXXX p.XXX forXXX . They both state online searches were used for verification. The file contains the State of Nevada verification for XXX p.XXX which shows the business status is active; however that only verifies the business is not officially closed not that it has active business currently. There are also business bank statements for XXX p.XXX and p.XXX dated XX/XX/XXXXand XX/XX/XXXX. However the subject Note is dated XX/XX/XXXX so these statements are not dated within 10 business days of consummation and have expired as they exceed 60 days of age. There is an online search forXXX p.XXX which does not reflect any information about the business and there are bank statements for the Schedule C trading business p.XXX to XXX dated XX/XX/XXXX and XX/XX/XXXX and p.XXX to XXX dated XX/XX/XXXXand XX/XX/XXXX. These bank statements are also not dated within 10 business days of consummation. It should be noted that per a letter from the borrower p.188 the borrower does not have a trading license as he only trades for himself. AIG guidelines list the following as acceptable verification of self-employment prior to closing: Evidence of current work (executed contracts or signed invoices that indicate the business is operating on the day the lender verifies self-employment); Evidence of current business receipts within 10 days of the Note date (payment for services performed); Business website demonstrating activity supporting current business operations (timely appointments for estimates or service can be schedules); Lender certification the business is open and operating. If the lender opts to provide a lender certification (lender confirmed through a phone call or other means); the certification must be provided by an arm’s length third-party source must include contact information and is ineligible when provided by the borrower(s).
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	214588776	XXXXXXX	XXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Tax Returns - EV 2
COMMENT: The loan file is missing the signedXXXXand XXXX personal tax returns. The returns are in the file p.XXX XXX; however they are not signed. The IRS tax transcripts p.XXX are in the file and were pulled prior to the loan consummation date. There are compensating factors: High Credit Score LTV% less than 80% Stability-Length of time at current employment.	*** (CURED) Asset documentation does not meet guideline requirment - EV R
COMMENT:   The loan file is missing the source of 2 deposits into the personal bank accountXXX checking #XXX: XX/XX/XXXX for $XXX and XX/XX/XXXX for $XXX.

*** (CURED) Missing AUS - EV R
COMMENT:   The loan file is missing the final DU and the final 1008. The DU p.XXX and the 1008 p.XXX show property tax of $XXX while the final 1003 p.XXX shows $XXX. The property tax statement p.XXX verifies taxes of $XXX

*** (CURED) Missing Documentation - EV R
COMMENT:   The subject is a purchase of a primary home in XX. The borrower is retaining the current primary home at XXX, XXX and lender notes on the 1008 p.XXX state theXX home is owned by businesses XXX and XXX. However there is conflicting information in the file regarding the ownership of the XX home.  The VOM p.XXX shows the owner as the borrower and the HOI p.XXX indicates this is a farm and shows the owner as the borrower. The property tax statement indicates this is a horse farm and shows the owner as XXX Properties. Including the mortgage payment of $XXX and the Tax payment of $XXX which are listed under the borrower’s name makes the DTI 36.20% which is still below 43%. Need proof the business is responsible for all payments if this is to be excluded from DTI.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the required condominium warranty. The subject is a purchase of a condominium.

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   The loan file is missing the signedXXXXand XXXX 1120S business tax returns. The returns are in the file p.592 640; however they are not signed.

*** (CURED) Missing Doc - EV R
COMMENT:   The DU 1008 and 1003 in file all show a payment named Other of $XXX as part of the subject’s monthly housing payment. There is no documentation or explanation in the file for this Other cost of $XXX. It was included in the proposed monthly payment for the subject at audit.

*** (CURED) Title Issue - EV R
COMMENT:   Schedule B #9 of the title commitment requires a termination for the Notice of Commencement recorded on XX/XX/XXXX. In lieu of termination obtain a written statement from the condominium association stating that the association has sufficient funds to pay for the improvements or that the subject unit does not owe assessments for the improvements and no further assessments will be made. There is no documentation in the loan file to satisfy this.

*** (CURED) VVOE > 10 days prior to Note date - EV R
COMMENT:   The loan file is missing the 10-day VOE for the borrower. The borrower is self-employed and the file contains a VOE dated XX/XX/XXXX p.956 which indicates they used an online business verification p.954 which shows the business status is active; however that only verifies the business is not officially closed not that it has active business currently. There are also business bank statements p.507 and 513 dated XX/XX/XXXXto XX/XX/XXXX. However the subject Note is dated XX/XX/XXXX so these statements are not dated within 10 business days of consummation. AIG guidelines list the following as acceptable verification of self-employment prior to closing: Evidence of current work (executed contracts or signed invoices that indicate the business is operating on the day the lender verifies self-employment); Evidence of current business receipts within 10 days of the Note date (payment for services performed); Business website demonstrating activity supporting current business operations (timely appointments for estimates or service can be schedules); Lender certification the business is open and operating. If the lender opts to provide a lender certification (lender confirmed through a phone call or other means); the certification must be provided by an arm’s length third-party source must include contact information and is ineligible when provided by the borrower(s).

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	142494565	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Asset documentation does not meet guideline requirment - EV R
COMMENT:   The loan file is missing the terms of withdrawal of the XXX 401k as required by lender guidelines since the funds are required to meet the reserve requirement.

*** (CURED) Missing AUS - EV R
COMMENT:   The DU findings in the file (p.XXX reflect an LTV/CLTV of XXX% and DTI of XXX% and a value of $XXX while the 1008 and appraisal reflect a value of $XXX and LTV/CLTV of XXX% and DTI of XXX%.  Please provide the final DU that reflects the final terms of the loan per lender guidelines.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	375435592	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Asset documentation does not meet guideline requirment - EV R
COMMENT:   The loan file is missing verification of liquid assets sufficient for closing. Per the CD p.217 the borrower brought $4566.89 to closing. However the loan file does not contain asset documentation for any liquid assets. The personal bank statements in file p.167 are for a XXX account and there is no documentation in the file showing liquidation of any stocks for the closing funds. The loan file also contains business assets for XXX  p.208 473 and 1440. It is unknown if the borrower owns 100% of this business as the tax returns for the business are missing. There is no CPA letter to verify using these business assets will not hurt the business.

*** (CURED) Asset do not meet guidelines - EV R
COMMENT:   The loan file is missing the business asset statements for the business XXX XIII to support the XXXXYTD P&L p.483.

*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) ComplianceEase RESPA Test Failed - EV R
COMMENT:   The Service Provider List issued on XX/XX/XXXX was not disclosed within 3 days of the application date XX/XX/XXXX. As a result fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the initial LE delivery date test any values that would change under a valid changed circumstance if the disclosure had been delivered timely will not be considered valid for tolerance purposes; baseline begins at $XXX and will not reset. The violation XXX be cured if documentation is provided showing disclosure was delivered timely.

*** (CURED) Homeownership Counseling List - EV R
COMMENT:   The Homeownership Counseling Disclosure (HOC) dated XX/XX/XXXXwas not disclosed within 3 days of the application date XX/XX/XXXX. The defect can be resolved by providing evidence that shows the disclosure was provided within 3-business days of application.

*** (CURED) Income documentation is incomplete - EV R
COMMENT:   The loan file is missing the business tax returns for XXX . The file has a XXXXYTD P&L p.490 XXXXYTD balance sheet p.XXX business assets p.XXX XXX and 1440 Business verification p.XXX and a 10-day VOE p.XXX. There is no income worksheet for this business in the file and it does not appear income from this business was used. The file contains all the usual documentation for a business except the tax returns to verify there is no loss that needs to be calculated into the DTI.

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   The loan file is missing the XXXXYTD P&L and the XXXXYTD Balance sheet for borrower #1’s Schedule C business which is titled XXX  on the Schedule C p.XXX & XXX.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXXwas not disclosed within 3 days of the application date XX/XX/XXXX. If a Loan Estimate was given within 3 days of the application the defect can be resolved by providing such disclosure.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. No LOE needed. The first payment date is XX/XX/XXXX.

*** (CURED) VVOE > 10 days prior to Note date - EV R
																		COMMENT: The loan file is missing the 10-day VOE for borrower #1 for the Schedule C business which is source of income used to qualify. The business is titled XXX on the Schedule C p.XXX & XXX.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	803875064	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Asset Verification insufficient - EV R
COMMENT:   The loan file is missing 2 months of bank statements for XXXchkg #XXXX  chkg #XXXX  and sav #XXXX . The loan file contains only the XXX/XX/XXXX statement for these accounts p.XXX.

*** (CURED) Missing Documentation - EV R
COMMENT:   The VIII Declarations section of the final 1003 p.XXX shows that B2 is obligated to pay alimony child support or separate maintenance; however the final 1003 does not reflect a payment amount for alimony child support or separate maintenance. The loan file contains a Property Settlement Agreement p.XXX with p.XXX showing the birth dates of 2 children as XX/XX/XXXX and XX/XX/XXXX and p.XXX shows the child support amount to be paid monthly as $XXX. At the time of the XX/XX/XXXX closing the children were XX and XX years old; however the agreement does not specify under what circumstances the child support terminates. If it terminates at age 18 there would be no continuance; however if it continues through college and the child(ren) are attending college B2 would still be paying child support. Proof the child support is terminated is required. The current DTI is XXX% and including the child support will increase the DTI to XXX%.

*** (CURED) Missing AUS - EV R
COMMENT:   The loan file is missing the final DU. The DU p.XXX shows a loan amount of $XXX LTV of 70% income of $XXX proposed monthly payment of $XXX and DTI of XXX% the 1008 p.XXX shows a loan amount of $XXX LTV of 70% income of $XXX proposed monthly payment of $XXX and DTI of XXX% and the 1003 p.XXX shows a loan amount of $XXX income of $XXX and proposed monthly payment of $XXX

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	134875056	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Asset Verification insufficient - EV R
COMMENT:   The loan file is missing 2 months of documentation for the XXX 401K asset. The DU p.XXX and the final 1003 p.XXX both show a XXX 401K asset #XXXX  with a balance of $XXX was used to qualify.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc).

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the final DU and the final 1008. DU p.XXX and the 1008 p.XXX both shows total monthly income as $XXX while the final 1003 p.XXX shows total monthly income as $XXX.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	500454513	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Asset Verification insufficient - EV R
COMMENT:   The loan file is missing a second month statement for XXX checking #XXXX . The loan file contains 2 statements covering the month of XX/XX/XXXX to XX/XX/XXXX p.XXX and p.XXX.

*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   No issue.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No issue.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the following fee on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal Desk Review Fee. (The "Changed Circumstance Detail" on page XXX states the reason is because the loans is a jumbo but the loan was a jumbo on the initial LE dated XX/XX/XXXX. Therefore this is a not a valid change of circumstance.) A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund the following documents are required: LOE to consumer(s) corrected PCCD copy of the refund and proof of delivery (mailing label).

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	817820175	XXXXXXX	XXXXXXX	3	2	3	1	1	1	1	2	*** (OPEN) ROR H9 form for the same Lender refinance was missing - EV 2
COMMENT: The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in XXX model H-9 should have been used.	*** (CURED) Asset Verification insufficient - EV R
COMMENT:   The loan file is missing documentation to source the XX/XX/XXXX $XXX deposit into XXX checking #XXXX .

*** (CURED) Missing Fraud Report - EV R
COMMENT:   The loan file is missing the required Fraud report.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	272288748	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Asset Verification insufficient - EV R
COMMENT:   The loan file is missing the complete quarterly statement dated XX/XX/XXXX for XXX IRA #XXXX  and IRA #XXXX . The document has 81 pages and there are only 70 pages in the file p.324 to p.393.

*** (CURED) Missing Documentation - EV R
COMMENT:   The final 1003 p.174 and the credit report dated XX/XX/XXXX p.188 each list a mortgage with XXX /XXX  #XXX opened 5/2019 with balance of $303018 and monthly payment of $2557. The borrowers own 2 investment properties. One has a 1st mortgage and a HELOC which are not with XXX /XXX  and the other is owned free and clear per the final 1003. Provide the property information that the XXX /XXX  mortgage is attached to along with proof of the full PITIA.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   The credit report dated XX/XX/XXXX p.XXX shows 2 open XXX accounts. They have the same balance and same opening date; however they have different account numbers. Only 1 of these XXX accounts was used in the DTI by the lender. However there is no documentation in the loan file to support excluding one of the XXX accounts. The inclusion of both open XXX accounts increases the DTI to over 43% from XXX% to XXX%.

*** (CURED) Missing Fraud Report - EV R
COMMENT:   The loan file is missing the required Fraud report.

*** (CURED) Missing Documentation - EV R
COMMENT:   Per the final 1003 p.XXX the borrowers own 2 investment properties. The departure home atXXX, XXX with a 1st mortgage and a HELOC and XXX, XXX  which is owned free & clear per the final 1003. The loan file is missing the documentation verifying the PITIA for each of these properties.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The loan file is missing the Replacement Cost Estimate from the hazard insurance company. The HOI policy in file p.XXX shows coverage of $XXX and does not indicate any additional coverage with a dollar amount or with a percentage. The loan amount is $XXX.

*** (CURED) Missing Doc - EV R
COMMENT:   The final 1003 p.174 lists a debt with XXX /XXX  with a $XXX balance and a $XXX monthly payment. The loan file is missing documentation verifying the terms of this debt.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 45 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) VVOE > 10 days prior to Note date - EV R
																		COMMENT: The loan file is missing the 10-day VOE for Borrower. The borrower is self-employed and the file contains a 10-day VOE dated XX/XX/XXXX p.XXX which states the borrower answered the phone and the business license was used for verification. The file contains the State of XXX verification of the business p.419 which shows the business status is active; however that only verifies the business is not officially closed not that it has active business currently. There are also business bank statements p.XXX XXX XXX and p. XXX XXX XXX dated XX/XX/XXXX XX/XX/XXXX XX/XX/XXXX. However the subject Note is dated XX/XX/XXXX so these statements are not dated within 10 business days of consummation. AIG guidelines list the following as acceptable verification of self-employment prior to closing: Evidence of current work (executed contracts or signed invoices that indicate the business is operating on the day the lender verifies self-employment); Evidence of current business receipts within 10 days of the Note date (payment for services performed); Business website demonstrating activity supporting current business operations (timely appointments for estimates or service can be scheduled); Lender certification the business is open and operating. If the lender opts to provide a lender certification (lender confirmed through a phone call or other means); the certification must be provided by an arm’s length third-party source must include contact information and is ineligible when provided by the borrower(s).
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	216426814	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Asset Verification insufficient - EV R
COMMENT:   The loan file is missing the source of theXX/XX/XXXX  $XXX large deposit into XXX sav #XXXX.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	202008482	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Cash reserves less than required by guidelines - EV R
COMMENT:   Per Section 8.02 Minimum Down Payment and Cash to Close "Evidence of liquidation of funds necessary for closing must be provided in the closed loan package". The borrower only had $XXX in liquid funds to cover the down payment and closing costs. The CD reflected the borrowers were required to bring $XXX in liquid funds to closing.

*** (CURED) Income Worksheet  - EV R
COMMENT:   The Lender's income calculation worksheet is missing from the loan file.

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   Per Chapter One: Section 1.01 of the guidelines for Gift funds "Gift funds must be evidenced by fully executed gift letter evidence of door's ability and evidence borrower has received the funds". The donor on the gift letter on page XXX does not match the wire on page XXX or the bank statement on page XXX. Therefore the loan does not contain documentation from the donor.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	460167284	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Cash reserves less than required by guidelines - EV R
COMMENT:   Per the final CD the borrower received cash back of $XXX.  The borrowers have verified assets of $XXX which is not sufficient to close and meet reserve requirements. There were two months statements provided for XXX accounts #XXX (p.XXX) and #XXX (p.XXX).  The borrower provided Business checking funds (p.XXX) but can not be used as reserves per the guidelines.  It is to be noted the final loan application has a XXX account #XXX listed with a balance of $XXX and and account wtih XXX #XXX listed with a balance of $XXX; however the loan file does not contain any bank statements for these accounts.  Provide the required two months bank statements for these accounts to verify the borrower has sufficient reserve assets to meet the six month requirement.

*** (CURED) ComplianceEase Risk Indicator is "Significant" - EV R
COMMENT:   No issue.

*** (CURED) ComplianceEase State/Local Predatory Test Failed - EV R
COMMENT:   State license issue out of scope.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   No issue.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc.)

*** (CURED) Missing Fraud Report - EV R
COMMENT:   The loan file is missing a Fraud Report as required by lender guidelines section 1.10.

*** (CURED) Missing Documentation - EV R
COMMENT:   The Note amount is $XXX; however the Rate Lock Confirmations in the file all reflect a loan amount of $XXX (p.XXX XXX XXX).  Provide a corrected Rate Lock Confirmation with the correct loan amount.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ).  The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date XX/XX/XXXX. If disclosure was delivered electronically the E-consent is required as well.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) VVOE > 10 days prior to Note date - EV R
																		COMMENT: The loan file is missing the required Self-Employed VVOE dated within 10 days for the borrower. Per the COVID Temporary guidelines dated XX/XX/XXXX a third party verification of self-employment must be completed within 10 days of the Note date. Below are examples of methods the Seller XXX use to confirm the borrowers business is currently operating: Evidence of current work (executed contracts of signed invoices that indicate the business is operating on the day the lender verifies self-employment); Evidence of current business receipts within 10 days of the Note date; Business website demonstrating activity supporting current business operations; Lenders certification the business is open and operating. If the lender opts to provide a lender cert the certification must be provided by an arm's length third party source must include contact information and is ineligible when provided by the borrower.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXX XXXX- Compliance	209290402	XXXXXXX	XXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Special information booklet is Missing - EV 2
COMMENT: The Home Loan Toolkit is missing. Per Regulation the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect XXX be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date XX/XX/XXXX.	*** (CURED) ComplianceEase Exceptions Test Failed - EV R

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees was not accepted because the change was not disclosed within 3-business days: Appraisal Fee. The change occurred on XX/XX/XXXX; however the disclosure was not issued until XX/XX/XXXX.  A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing evidence that the change was disclosed within 3-business days. If curing with a reimbursement the following documents are required: LOE to consumer(s) PCCD copy of the refund and proof of delivery (mailing label).

*** (CURED) Credit history insufficient/does not meet guidelines (ATR) - EV R
COMMENT:   The property located at XXX has a mortgage that is documented with the mortgage statement (p.648); however it is not reflected on the credit report.  The loan file does/does not have a 12-month mortgage payment history for this loan.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   The XXX was omitted at origination and per the 1008 it states it is less than 10 payments; however per the credit report the balance is $XXX and the payment is $XXX which is more than 10 payments.  When this debt is included as required the DTI is XXX% which exceeds guideline max allowable of XXX%.  Provide documentation to support the omission of The XXX loan.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   The XXX was omitted at origination and per the 1008 it states it is less than 10 payments; however per the credit report the balance is $XXX and the payment is $XXX which is more than 10 payments.  When this debt is included as required the DTI is XXX% which exceeds guideline max allowable of XXX%.  Provide documentation to support the omission of The XXX loan.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. (no LOE required)
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	119508937	XXXXXXX	XXXXXXX	3	1	3	3	3	1	1	1	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   No issue.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No issue.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal Des Review Fee of $XXX . A cost to cure in the amount of $XXX  is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund the following documents are required: LOE to consumer(s) corrected PCCD copy of the refund and proof of delivery (mailing label).

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Quality of Appraisal Report Unacceptable - EV R
COMMENT:   The comparable photo in the appraisal report on page XXX06 for XXX, XXX, XXX  is for a property located atXXX, XXX, XXX . Please update appraisal with correct photo.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	427861883	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   No issue.

*** (CURED) ComplianceEase Risk Indicator is "Significant" - EV R
COMMENT:   No issue.

*** (CURED) ComplianceEase State/Local Predatory Test Failed - EV R
COMMENT:   State license issue out of scope.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The addition of the following fee was not accepted because a valid reason was not provided: Land Survey (XX/XX/XXXX).  A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund the following documents are required: LOE to consumer(s) PCCD  copy of the refund and proof of delivery (mailing label).

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The addition of the following fee was not accepted because a valid reason was not provided: Land Survey (XX/XX/XXXX).  A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund the following documents are required: LOE to consumer(s) PCCD  copy of the refund and proof of delivery (mailing label).

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	581875342	XXXXXXX	XXXXXXX	3	2	3	1	3	1	1	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT:   This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date XX/XX/XXXX. Per § 1026.19(f)(2)(v)) if the creditor cures a tolerance violation by providing a reimbursement to the consumer the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation.  No rebuttal response required. Cure accepted 60 days from discovery.

*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT: The Service Provider List issued on XX/XX/XXXX is inaccurate. The following is missing from the disclosure: The SPL does not state that the borrower can shop for the services. Per Regulation Z if the creditor permits a consumer to shop for a settlement service the creditor must identify at least one provider of that service on the Service Provider List. The list must also contain sufficient information for the consumer to contact a provider for each required settlement service for which the consumer can shop. In addition the document must state that the consumer XXX choose a different provider. Note: Failure to provide a service provider for a shoppable service on the Service Provider List is treated as not allowing the borrower to shop for that service. As a result charged shoppable fees will be included in the 10% tolerance bucket.	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   No issue.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase/addition to the following fee(s) was not accepted because a valid reason was not provided: Settlement Fee (XX/XX/XXXX).  A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund the following documents are required: LOE to consumer(s) PCCD  copy of the refund and proof of delivery (mailing label).

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc).

*** (CURED) Income documentation is incomplete - EV R
COMMENT:   The loan file is missing the YTDXXXXand XXXXP&L and Balance Sheet the borrower’s Schedule C businessXXX. The XXXXpersonal tax return has a Schedule C for this business. AIG guidelines require Year-to-Date P&L Statements and Year-to-Date Balance sheets for all self-employed borrowers regardless of whether a borrower’s business income is being considered for qualifying.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The IEAD is inaccurate.  It states that the "Initial Deposit" is $XXX.  However the final CD dated XX/XX/XXXX states the initial escrow payment is $XXX.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	566786573	XXXXXXX	XXXXXXX	3	2	3	3	3	1	1	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date XX/XX/XXXX. Per § 1026.19(f)(2)(v)) if the creditor cures a tolerance violation by providing a reimbursement to the consumer the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   No issue.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the following fee on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal Desk Review. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund the following documents are required: LOE to consumer(s) corrected PCCD copy of the refund and proof of delivery (mailing label).

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 45 days past the first payment due date of XX/XX/XXXX.

*** (CURED) Property Issues indicated - EV R
COMMENT:   The classification of the subject needs to be clarified. The appraisal p.XXX describes the subject as a one unit with an accessory unit and it is semi-detached. The appraiser comments p.XXX state that the ADU’s bed/bath and GLA was excluded from the main dwelling and the ADU was adjusted separately for the subject and comps 1 thru 5. Photos of the subject p.XXX to XXX show what appears to be a duplex as the photos of the 2 units appear to be mirror units with separate utilities. It could not be determined from the photos if the 2 units had different street address numbers. Fannie Mae’s defines an accessory dwelling unit (ADU) as typically an additional living area independent of the primary swelling unit that includes a fully functioning kitchen and bathroom. SDU’s are usually subordinate in size location and appearance to the primary unit. Fannie Mae defines a two-family as a property that consists of a structure that provides living space (dwelling units) for two families although ownership of the structure is evidenced by a single deed. A property is more likely to be a two-family property if the units have separate mailing address and have separate utilities and meters. The subject property appears to be a duplex and there is no evidence in the loan file that the lender clarified the subject property as a home with an accessory dwelling unit or a two-family unit.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	153430523	XXXXXXX	XXXXXXX	3	2	3	1	3	1	1	2	*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date XX/XX/XXXX. Per § 1026.19(f)(2)(v)) if the creditor cures a tolerance violation by providing a reimbursement to the consumer the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   No issue.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the following fee on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal Desk Review Fee. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund the following documents are required: LOE to consumer(s) corrected PCCD copy of the refund and proof of delivery (mailing label).

*** (CURED) Missing Doc - EV R
COMMENT:   The assets in XXX accounts are held in the name of the borrower and non-borrowing spouse. Lender guidelines Section 8.05 state that the file must contain appropriate authorization letters from all additional account holders. Please provide the authorization letter from the non-borrowing spouse as these funds are needed to meet reserve requirements.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	431043084	XXXXXXX	XXXXXXX	3	2	3	1	3	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date XX/XX/XXXX. Per § 1026.19(f)(2)(v)) if the creditor cures a tolerance violation by providing a reimbursement to the consumer the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   No issue.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: 442 Final Inspection Appraisal Fee and Credit Report. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund the following documents are required: LOE to consumer(s) corrected PCCD copy of the refund and proof of delivery (mailing label).

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   There is no evidence of an initial CD provided to the non-borrower. Per regulation CD(s) must be provided to all who have the right to rescind. The defect can be resolved by providing evidence showing the non-borrower received the disclosure timely.  If disclosure was received electronically the Econsent is required as well.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The file is missing the payment history. A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	192234813	XXXXXXX	XXXXXXX	3	2	3	1	3	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date XX/XX/XXXX. Per § 1026.19(f)(2)(v)) if the creditor cures a tolerance violation by providing a reimbursement to the consumer the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   No issues.

*** (CURED) ComplianceEase Exceptions Test Incomplete - EV R
COMMENT:   No issues.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No issues.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal Fees on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid because a COC was not provided auditor is unable to determine if the revised disclosure was provided within 3 business days of the change.  A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the  change. If curing the violation with a refund the following documents are required: LOE to consumer(s) PCCD  copy of the refund and proof of delivery (mailing label).

*** (CURED) Employment Information Incomplete - EV R
COMMENT:   Per the final 1003 p.XXX the borrower has been employed by XXX. for 3 years and 1 month. The loan file contains several paystubs from XXX. with the most recent dated XX/XX/XXXX p.XXX showing annual salary of $XXX the end of year XXXXpaystub p.XXX showing YTD earnings of $XXX and annual salary of $XXX and the end of yearXXXXpaystub p.XXX showing YTD earnings as $XXX and annual salary of $XXX. The loan file also contains the  XXXX W2 p.XXX from XXX showing YTD income of $XXX and a XXXX W2 p.XXX from XXX showing YTD income of $XXX. There are 2 additional XXXX W2 in the file: One from XXX for XXX. p.XXX showing YTD income of $XXX and one from XXX for XXX p.XXX showing YTD income of $XXX. The 2 XXXX W2’s from XXX show different employer names with the same address for the 2 employers. However that address is different than the employer address on the XXXX W2 from XXX. Therefore it cannot be determined that the borrower has been employed by XXX. for at least 2 years. The final 1003 does not list any other employment. The verbal VOE p.204 completed by the lender does not reflect a start date; however it does reflect the borrower has been employed for 3 years. The loan file does not contain sufficient documentation from the employer XXX. to verify the starting date or the actual length of time the borrower has been employed at XXX.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   There is no evidence of an initial CD provided to the non-borrower. Per regulation CD(s) must be provided to all who have the right to rescind. The defect can be resolved by providing evidence showing the non-borrower received the disclosure timely.  If disclosure was received electronically the Econsent is required as well.

*** (CURED) Mortgage history for primary residence less than 12 months - EV R
COMMENT:   The borrower bought the subject property in XX/XXXX; therefore the payment history is less than 12 months. Prior to purchasing the subject the borrower was renting a home and the loan file does not contain verification from the landlord of the rent payment history.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	535082511	XXXXXXX	XXXXXXX	3	2	3	1	3	1	1	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date XX/XX/XXXX. Per § 1026.19(f)(2)(v)) if the creditor cures a tolerance violation by providing a reimbursement to the consumer the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   No Issues.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No Issues.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal Desk Review Fee $XXX .  A cost to cure in the amount of $XXX  is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund the following documents are required: LOE to consumer(s) corrected PCCD copy of the refund and proof of delivery (mailing label).

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the Replacement Cost Estimate from the hazard insurance company. The HOI policy in file p.XXX shows coverage of $XXX and does not indicate any additional coverage with a dollar amount or with a percentage. The loan amount is $XXX.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the Right To Cancel.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) ROR funding date before end of required rescission period  - EV R
COMMENT:   The loan failed the Right of Rescission test. The funding date is before the third business day following consummation.  The consumer XXX exercise the right to rescind until midnight of the third business day following consummation delivery of the notice required by 12 CFR §1026.23 or §1026.15 or delivery of all material disclosures whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD issued on XX/XX/XXXX the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX.  The defect can be cured by providing the true funding date.   If the loan disbursed after XX/XX/XXXX a copy of the PCCD is required.

*** (CURED) VVOE > 10 days prior to Note date - EV R
COMMENT:   The loan file is missing the 10-day VOE for Borrower #1 from XXX. The borrower is self-employed and the file contains a 10-day VOE dated XX/XX/XXXX p.944 which states an online search was used for verification. The file contains the State of California verification of the business p.XXX which shows the business status is active; however that only verifies the business is not officially closed not that it has active business currently. There are also business bank statements p. XXX XXX XXX XXX XXX     dated XX/XX/XXXXto XX/XX/XXXX. The subject Note is dated XX/XX/XXXX. However the statements do not show any deposit which appear to be client paying invoices to verify the business is actively doing business. AIG guidelines list the following as acceptable verification of self-employment prior to closing: Evidence of current work (executed contracts or signed invoices that indicate the business is operating on the day the lender verifies self-employment); Evidence of current business receipts within 10 days of the Note date (payment for services performed); Business website demonstrating activity supporting current business operations (timely appointments for estimates or service can be schedules); Lender certification the business is open and operating. If the lender opts to provide a lender certification (lender confirmed through a phone call or other means); the certification must be provided by an arm’s length third-party source must include contact information and is ineligible when provided by the borrower(s).

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	948759322	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   No issues.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No Issues.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test.  Although the increase XXX be valid because a COC was not provided auditor is unable to determine if the CD issued on XX/XX/XXXX was disclosed within 3 business days of the change. Therefore the increase to the following fees was not accepted: Recording Fee increased from $XXX to $XXX.  If curing the violation with a refund the following documents are required: LOE to consumer(s) PCCD copy of the refund and proof of delivery (mailing label).  A cost to cure in the amount of $XXX is required.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	488557827	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   No issues.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No issues.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the initial LE delivery date test any values that would change under a valid changed circumstance if the disclosure had been delivered timely will not be considered valid for tolerance purposes; baseline begins at $XXX and will not reset. The violation XXX be cured if documentation is provided showing disclosure was delivered timely.

*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Tax Service Fee on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid because a COC was not provided auditor is unable to determine if the revised disclosure was provided within 3 business days of the change.  A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the  change. If curing the violation with a refund the following documents are required: LOE to consumer(s) PCCD  copy of the refund and proof of delivery (mailing label).

*** (CURED) Missing Documentation - EV R
COMMENT:   The appraisal p.XXX shows photos of labeled purchased solar panel and transformer. The title p.XXX does not reflect anything about solar and the credit report p.385 does not reflect a debt appearing to be solar. The loan file does not contain anything from the borrower verifying there is no debt for the solar panels.

*** (CURED) Income documentation is incomplete - EV R
COMMENT:   Per the paystubs in file p.XXX the borrower is paid many different ways including Ex Duty pay Prelim Distribution pay Education pay and Administrative pay. Per the income worksheet p.545 reflects total earnings for XXXX019 and XXXX with the lender used an average of the XXXXandXXXXincome. However there is no documentation in the loan file for The XXXXand XXXX income and the XX/XX/XXXXpaystub p.646 does not reflect the same end of year income for XXXXthat is used on the lender income worksheet. The lender used monthly income of $46024.15 to qualify with the paystubs reflecting base monthly income of $XXX. Clearly the lender used more than just the base income however the file is missing sufficient income to arrive at the income the lender calculated. The borrower has less than 1% ownership in his employer company and The XXXXand XXXX K1’s p.XXX & XXX do not reflect the figures used on the lender income worksheet. The lender’s income of $XXX was used at audit.

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   The loan file is missing the borrower’s W2 for the prior 2 years.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) Without evidence of receipt it is assumed that the disclosure dated XX/XX/XXXX was mailed and therefore not received by the consumer 3 business days prior to the consummation date XX/XX/XXXX. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation as well as the non-borrower spouse. If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	557805071	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   No issues.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No issues.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal Fee on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid because a COC was not provided auditor is unable to determine if the revised disclosure was provided within 3 business days of the change.  A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the  change. If curing the violation with a refund the following documents are required: LOE to consumer(s) PCCD  copy of the refund and proof of delivery (mailing label).

*** (CURED) Hazard Insurance - EV R
COMMENT:   The Homeowners Insurance Policy (p. XXX) indicates that the policy expired on XX/XX/XXXX. Please provide the renewal policy with evidence of sufficient coverage.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date XX/XX/XXXX. If disclosure was delivered electronically the E-consent is required as well.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   There is no evidence of an initial and/or revised CD provided to the non-borrower. Per regulation CD(s) must be provided to all who have the right to rescind. The defect can be resolved by providing evidence showing the non-borrower received the disclosure timely.  If disclosure was received electronically the Econsent is required as well.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	211038855	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   No issues.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No issues.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))  Because the loan failed the initial CD delivery date test any values that would change under a valid changed circumstance if the disclosure had been delivered timely will not be considered valid for tolerance purposes. Therefore the increase to the following fees on XX/XX/XXXX  did not reset the baseline: $50XXX. The violation XXX be cured if documentation is provided showing the disclosure was delivered timely.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) Without evidence of receipt it is assumed that the disclosure dated XX/XX/XXXX was mailed and therefore not received by the consumer 3 business days prior to the consummation date XX/XX/XXXX. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation. If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Valid ID - Missing - EV R
COMMENT:   Per the Patriot Act Disclosure for B2 p.640 the photo ID used was a Driver’s License with an expiration date of XX/XX/XXXX. The Note date is XX/XX/XXXX so B2’s photo ID was expired prior to the Note date.

*** (CURED) VVOE > 10 days prior to Note date - EV R
																		COMMENT: The loan file is missing the 10-day VOE for Borrower #1. The borrower is self-employed and the file contains a 10-day VOE dated XX/XX/XXXX p.1060 which states the website was used for verification. The file contains the online business verification p.1061 dated XX/XX/XXXX and the State of Colorado business verification dated XX/XX/XXXX p.437 which shows the business status is active; however that only verifies the business is not officially closed not that it has active business currently. There are also business bank statements p.121 to 193 dated XX/XX/XXXXto XX/XX/XXXX. However the subject Note is dated XX/XX/XXXX so these statements are not dated within 10 business days of consummation. AIG guidelines list the following as acceptable verification of self-employment prior to closing: Evidence of current work (executed contracts or signed invoices that indicate the business is operating on the day the lender verifies self-employment); Evidence of current business receipts within 10 days of the Note date (payment for services performed); Business website demonstrating activity supporting current business operations (timely appointments for estimates or service can be schedules); Lender certification the business is open and operating. If the lender opts to provide a lender certification (lender confirmed through a phone call or other means); the certification must be provided by an arm’s length third-party source must include contact information and is ineligible when provided by the borrower(s).
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	133167171	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   No issues.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No issues.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Rate Lock Fee on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid because a COC was not provided auditor is unable to determine if the revised disclosure was provided within 3 business days of the change.  A cost to cure in the amount of $444.15 is required. The defect can be cured by reimbursing the consumer or by providing a date for the  change. If curing the violation with a refund the following documents are required: LOE to consumer(s) PCCD  copy of the refund and proof of delivery (mailing label).

*** (CURED) Missing Documentation - EV R
COMMENT:   The subject loan closed in XXX. The loan file is missing an attorney’s opinion letter or a lender attestation confirming that the trust meets secondary market/ applicable state guidelines.

*** (CURED) Missing Documentation - EV R
COMMENT:   Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc.) is missing from the loan file.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	634877807	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   No issues.

*** (CURED) ComplianceEase Risk Indicator is "Significant" - EV R
COMMENT:   No issues.

*** (CURED) ComplianceEase State/Local Predatory Test Failed - EV R
COMMENT:   License violation out of scope.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of $65XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund the following documents are required: LOE to consumer(s) corrected PCCD copy of the refund and proof of delivery (mailing label).

*** (CURED) IRS Tax Transcripts  - EV R
COMMENT:   The loan file contains the complete XXXXtax transcript; however the completeXXXXtax transcript is missing from the loan file.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	910010582	XXXXXXX	XXXXXXX	3	2	3	1	3	1	1	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date XX/XX/XXXX. Per § 1026.19(f)(2)(v)) if the creditor cures a tolerance violation by providing a reimbursement to the consumer the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   No issues.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal Fee and Transfer Taxes on disclosure XX/XX/XXXX was not accepted. Although the changes appear to be valid because a COC was not provided auditor is unable to determine if the revised disclosure was provided within 3 business days of the change.  A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the  change. If curing the violation with a refund the following documents are required: LOE to consumer(s) PCCD  copy of the refund and proof of delivery (mailing label).

*** (CURED) Missing Documentation - EV R
COMMENT:   The REO of the final 1003 p.XXX shows the borrower own land with an address of XXX, XXX . The loan file contains a mortgage statement fromXXXp.XXX and a property tax statement p.XXX for land. These each have an address of XXX, XXX . The final 1003 shows the mortgage for XXX, XXX  is withXXXand the monthly payment is $XXX which matches theXXXmortgage statement. The loan file is missing documentation to verify that these 2 addresses are the same property. If they are different properties then documentation is required to verify the PITIA for each property.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	378144470	XXXXXXX	XXXXXXX	3	2	3	1	3	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT: The Cash to Close on the CCTC table on page XXX of the PCCD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page XXX) of the initial LE issued on XX/XX/XXXX. The PCCD shows $XXX whereas the LE $XXX; these two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label).	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test. Although the increase XXX be valid because a COC was not provided auditor is unable to determine if the initial CD issued on XX/XX/XXXX was disclosed within 3 business days of the change. Therefore the increase to the following fees was not accepted: Recording Fee increased from $XXX to $XXX.  If curing the violation with a refund the following documents are required: LOE to consumer(s) PCCD and copy of the refund.  A cost to cure in the amount of $XXX is required.

*** (CURED) Credit history insufficient/does not meet guidelines (ATR) - EV R
COMMENT:   The loan file contains a Loan Amendment Agreement for with XXX dated XX/XX/XXXX (p.XXX) for the prior mortgage on the subject property.  Per lender guidelines section 7.11-C-d a borrower who has had a loan restructured resulting in absolute forgiveness of a debt or restructure of a debt through either a modification of the original loan or origination of a new loan that results is ineligible for sale within seven years of the credit event.  As the re-structure of the loan was inXXXXit does not meet the seven-year requirement.  Additionally there was a HELOC with XXX opened from XX/XX- XX/XXXX that reflects it was modified on the credit report (p.XXX).  The loan file does not contain evidence this modification was more than seven years ago as required.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	583020751	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal Fee and Credit Report Fee on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid because a COC was not provided auditor is unable to determine if the revised disclosure was provided within 3 business days of the change.  A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the  change. If curing the violation with a refund the following documents are required: LOE to consumer(s) PCCD  copy of the refund and proof of delivery (mailing label).

*** (CURED) Missing Documentation - EV R
COMMENT:   A letter on page XXX from XXX regarding the borrower's mortgage on the departure residence is illegible.

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   The borrowers had to bring $XXX to closing plus they put down a $XXX deposit. The loan file contains two months of statements for an IRA account in the co-borrower’s name through XXX with a balance as of XX/XX/XXXX of $XXX and one month worth of statements for a XXX account (acct #’s XXX & XXX) through the borrower’s name dated XX/XX/XXXXwith an overall  balance of $XXX (on page XXX there is an account activity sheet for a XXX savings account; however there is no name or account number indicated on the sheet). On page XXX there is an incoming wire for funds to cover closing costs in the amount of $XXX from the co-borrower originating from a XXX account which is not in the loan file. Further on page XXX there is an incoming wire for the earnest money deposit of $XXX from the same XXX account owned by the co-borrower.  The loan file is missing proof of sufficient liquid assets. It’s missing the two months of bank statements for the XXX owned by the co-borrower that was the source of the closing costs of $XXX and proof of deposit of $XXX.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	256265156	XXXXXXX	XXXXXXX	3	2	1	1	3	1	1	2	*** (OPEN) Homeownership Counseling List - EV 2
COMMENT:   The Homeownership Counseling Disclosure (HOC) dated XX/XX/XXXX was not disclosed within 3 days of the application date XX/XX/XXXX. The defect can be resolved by providing evidence that shows the disclosure was provided within 3-business days of application.

*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date XX/XX/XXXX. Per § 1026.19(f)(2)(v)) if the creditor cures a tolerance violation by providing a reimbursement to the consumer the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   Violation addressed under another category.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the initial LE delivery date test any values that would change under a valid changed circumstance if the disclosure had been delivered timely will not be considered valid for tolerance purposes; baseline begins at $XXX and will not reset. The violation XXX be cured if documentation is provided showing disclosures delivered timely.

*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the initial LE delivery date test any values that would change under a valid changed circumstance if the disclosure had been delivered timely will not be considered valid for tolerance purposes; baseline begins at $XXX and will not reset. The violation XXX be cured if documentation is provided showing disclosure was delivered timely.

*** (CURED) ComplianceEase TRID Tolerance Test Failed #3 - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the Appraisal Desk Review on disclosure XX/XX/XXXX and then reduced on XX/XX/XXXX was not accepted. Although the change appears to be valid because a COC was not provided for both dates auditor is unable to determine if the revised disclosure was provided within 3 business days of the change.  A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the  change. If curing the violation with a refund the following documents are required: LOE to consumer(s) PCCD  copy of the refund and proof of delivery (mailing label).

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXX was not disclosed within 3 days of the application date XX/XX/XXXX. If a Loan Estimate was given within 3 days of the application the defect can be resolved by providing such disclosure.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the purchase of the subject loan by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	230076418	XXXXXXX	XXXXXXX	3	2	3	1	3	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT:   The Cash to Close on the CCTC table on page XXX of the PCCD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page XXX) of the initial LE issued on XX/XX/XXXX . The PCCD shows $XXX whereas the LE $XXX; these two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label).

*** (OPEN) ROR H9 form for the same Lender refinance was missing - EV 2
COMMENT: The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in XXX model H-9 should have been used.	*** (CURED) ComplianceEase Risk Indicator is "Elevated" - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) Income documentation is incomplete - EV R
COMMENT:   The XXXXandXXXXSchedule C indicate a sharp decline of 44% fromXXXXto 2019. The underwriter notes on the 1008 that the borrower provided a letter of explanation for the decline; however the loan file is missing the letter.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) Without evidence of receipt it is assumed that the disclosure dated XX/XX/XXXX was mailed and therefore not received by the consumer 3 business days prior to the consummation date XX/XX/XXXX. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation. If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	981710495	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase Risk Indicator is "Elevated" - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) Without evidence of receipt it is assumed that the disclosure dated XX/XX/XXXX was mailed and therefore not received by the consumer 3 business days prior to the consummation date XX/XX/XXXX. The defect can be cured by providing evidence that shows the consumer as well as the non-borrower spouse received the disclosure 3-business days prior to consummation. If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Title holder is not an individual - EV R
																		COMMENT: The title commitment indicates that title is held in the name of a trust. The Note and DOT indicate that the borrower closed as an individual. Title to reflect deeding out of trust and copy of new deed.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	597575938	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No issue.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   No issue.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Points. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund the following documents are required: LOE to consumer(s) corrected PCCD copy of the refund and proof of delivery (mailing label).

*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase to the following fee(s) was not accepted because a valid reason was not provided: Recording Fee (XX/XX/XXXX).  A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund the following documents are required: LOE to consumer(s) PCCD  copy of the refund and proof of delivery (mailing label).

*** (CURED) Missing Documentation - EV R
COMMENT:   The final application (p. XXX) indicates that the borrower is a U.S. Citizen; however the loan file contains a copy of the borrower's Permanent Resident Alien card (p. XXX). Please provide a corrected application with the correct residency status.

*** (CURED) Missing Documentation - EV R
COMMENT:   The Rate Lock in file (p. 1) states the Property Rights Type is leasehold; however the file documentation indicates that property is fee simple. Please provide corrected Rate Lock with the correct property rights type.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The Homeowners Insurance Information in file (p. XXX) indicates that the policy expired on XX/XX/XXXX. Please provide the renewal policy with evidence of sufficient coverage and Replacement Cost Estimate if necessary.

*** (CURED) Missing Doc - EV R
COMMENT:   Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc.) is missing from the loan file.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ).   The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date XX/XX/XXXX. If disclosure was delivered electronically the E-consent is required as well.

There is no evidence of an initial CD provided to the non-borrower. Per regulation CD(s) must be provided to all who have the right to rescind. The defect can be resolved by providing evidence showing the non-borrower received the disclosure timely.  If disclosure was received electronically the Econsent is required as well.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The Cash to Close on the CCTC table on page XXX of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page XXX) of the LE issued on XX/XX/XXXX. The CD shows $XXX whereas the LE shows $XXX; these two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label).

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   A revised disclosure was not provided  to the consumer within 3 business days of the rate lock date XX/XX/XXXX. Per regulation when there is a rate lock the creditor must provide a revised disclosure within three business days.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) ROR funding date before end of required rescission period  - EV R
COMMENT:   The loan failed the Right of Rescission test. The funding date is before the third business day following consummation.  The consumer XXX exercise the right to rescind until midnight of the third business day following consummation delivery of the notice required by 12 CFR §1026.23 or §1026.15 or delivery of all material disclosures whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD/PCCD issued on XX/XX/XXXX the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX.  The defect can be cured by providing the true funding date.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the purchase of the subject loan by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	206873659	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No issue.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   No issue.

*** (CURED) Income Worksheet  - EV R
COMMENT:   The income worksheet with the origination underwriter's calculations is missing from the loan file.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date XX/XX/XXXX. The PCCD was provided to correct the following item(s): Interim Interest. Per TRID regulation corrected disclosures must be issued no later than 60 days after consummation. Defect has no cure.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Right of Rescission missing or unexecuted - EV R
COMMENT:   The Right to Cancel Notice does not provide the borrower with three business days to rescind the transaction.  The rescission date is three business days after the signing date the date the borrower receives the Final CD or the date the borrower receives the "Notice of Right to Cancel" whichever occurs last. The rescission date noted on the Right to Cancel Notice XX/XX/XXXX is less than three business days from the signing date XX/XX/XXXX.

*** (CURED) ROR funding date before end of required rescission period  - EV R
COMMENT:   The loan failed the Right of Rescission test. The funding date is before the third business day following consummation.  The consumer XXX exercise the right to rescind until midnight of the third business day following consummation delivery of the notice required by 12 CFR §1026.23 or §1026.15 or delivery of all material disclosures whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD/PCCD issued on XX/XX/XXXX the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX.  The defect can be cured by providing the true funding date.

*** (CURED) Valid ID - Missing - EV R
COMMENT:   The government issued photo ID or Patriot Act disclosure are missing from the loan file.

*** (CURED) Verification of Rent - EV R
																		COMMENT: The borrower purchased the subject less than a year ago. The credit report reflects a payment history of 10 months. The borrower's previous residence located at XXX was rented by the borrower. The loan file is missing the verification of rent from the prior residence to complete the 12 month payment history.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	632183479	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No issue.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   No issue.

*** (CURED) Missing Documentation - EV R
COMMENT:   The final 1003 p.XXX lists an investment property with the address of XXX, XXX . However the file contains a property report p.XXX for a property with the address of XXX, XXX  The report indicates this property has a mobile/manufactured home on it and does not reflect a current mortgage for the property. The final 1003 needs to be corrected to reflect the correct address of this investment property. In addition the loan file is missing proof of the HOI for the investment property located at XXX, XXX .

*** (CURED) Missing Documentation - EV R
COMMENT:   The DU p.XXX and the 1008 p.XXX both show a HOA fee of $XXX monthly for the subject. The appraisal p.XXX shows the subject is not a PUD and the mortgage p.XXX does not have a PUD Rider. Provide proof of what this $XXX monthly fee is for or correct the final DU and 1008 removing this $XXX fee from the subject’s monthly payment. This fee was included at audit to match the lender.

*** (CURED) Missing Doc - EV R
COMMENT:   The loan file is missing the ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc).

*** (CURED) Missing Solar Panel Agreement - EV R
COMMENT:   The appraisal has a photo of the subject which shows solar panels on the back roof p.XXX. The appraiser does not comment on the subject having solar and there is no photo of the solar transformer box. The subject has an in-ground pool. The preliminary title p.XXX does not mention anything about solar for the subject and the credit report p.XXX does not reflect a debt appearing to be solar. While the solar panels XXX only be to heat the subject’s pool there is no documentation in the file to clarify if the subject has solar to provide energy for the home or pool and no documentation verifying there is no debt for the solar panels. The loan file contains a blank Solar Endorsement form p.XXX.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 45 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) ROR funding date before end of required rescission period  - EV R
COMMENT:   The loan failed the Right of Rescission test. The funding date is before the third business day following consummation.  The consumer XXX exercise the right to rescind until midnight of the third business day following consummation delivery of the notice required by 12 CFR §1026.23 or §1026.15 or delivery of all material disclosures whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD/PCCD issued on XX/XX/XXXX the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX.  The defect can be cured by providing the true funding date.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	131188889	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No Issues.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) Missing Documentation - EV R
COMMENT:   Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc.) is missing from the loan file.

*** (CURED) ROR funding date before end of required rescission period  - EV R
COMMENT:   The loan failed the Right of Rescission test. The funding date is before the third business day following consummation.  The consumer XXX exercise the right to rescind until midnight of the third business day following consummation delivery of the notice required by 12 CFR §1026.23 or §1026.15 or delivery of all material disclosures whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD issued on XX/XX/XXXX the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX.  The defect can be cured by providing the true funding date.

*** (CURED) Title Issue - EV R
COMMENT:   The title work does not reflect the insured amount.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	455322914	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No issues.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) Missing Documentation - EV R
COMMENT:   Lender Guidelines Section 6.01 states that the most recent two years 1040 transcripts for each borrower regardless of income type are required on all Jumbo Mortgage loans purchased by an Approved Buyer. The file is missing the most recent two years 1040 transcripts for the borrower. The transcripts located in the file (p. 383) are W2 transcripts. Please provide the most recent two years 1040 transcripts for the borrower.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The Homeowners Insurance information in file (p. XXX) indicates that the policy expires on XX/XX/XXXX. Please provide the renewal policy with evidence of sufficient coverage.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) ROR funding date before end of required rescission period  - EV R
																		COMMENT: The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer XXX exercise the right to rescind until midnight of the third business day following consummation delivery of the notice required by 12 CFR §1026.23 or §1026.15 or delivery of all material disclosures whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD issued on XX/XX/XXXX the loan disbursed on XX/XX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing the true funding date. If the loan disbursed after XX/XX/XXXX a copy of the revised CD/PCCD is required.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	138963090	XXXXXXX	XXXXXXX	3	2	3	1	3	2	1	1	*** (OPEN) Missing Doc - EV 2
COMMENT: The XXXX andXXXXtax returns provided in the origination file are not signed or dated by the borrowers (p. XXX XXX). Please provide XXXX andXXXXtax returns signed and dated by the borrower and coborrower.	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No issues.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) Missing Documentation - EV R
COMMENT:   The Final Loan Application indicates that the coborrower is a party to a lawsuit (p. 626). Please provide a letter of explanation and documentation regarding the lawsuit as appropriate in order to assess any potential liability to the borrowers.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the consumer explanation letter for the addresses listed on the credit report (p. 74). Provide a satisfactory letter of explanation from the borrowers for each of the addresses listed on the credit report.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The Homeowners Insurance Policy in file (p. XXX) indicates that the policy expires on XX/XX/XXXX. Please provide the renewal policy with evidence of sufficient coverage and Replacement Cost Estimate if necessary.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required). A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) ROR funding date before end of required rescission period  - EV R
COMMENT:   The loan failed the Right of Rescission test. The funding date is before the third business day following consummation.  The consumer XXX exercise the right to rescind until midnight of the third business day following consummation delivery of the notice required by 12 CFR §1026.23 or §1026.15 or delivery of all material disclosures whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD issued on XX/XX/XXXX the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX.  The defect can be cured by providing the true funding date.

*** (CURED) Settlement date is different from note date - EV R
COMMENT:   The Note was prepared on XX/XX/XXXX; however per the notary's signature and date consummation took place XX/XX/XXXX. No issue.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the purchase of the subject loan by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	261014174	XXXXXXX	XXXXXXX	3	2	3	1	3	1	1	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date XX/XX/XXXX. Per § 1026.19(f)(2)(v)) if the creditor cures a tolerance violation by providing a reimbursement to the consumer the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No issues.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) ROR funding date before end of required rescission period  - EV R
COMMENT:   The loan failed the Right of Rescission test. The funding date is before the third business day following consummation.  The consumer XXX exercise the right to rescind until midnight of the third business day following consummation delivery of the notice required by 12 CFR §1026.23 or §1026.15 or delivery of all material disclosures whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD issued on XX/XX/XXXX the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX.  The defect can be cured by providing the true funding date.   If the loan disbursed after XX/XX/XXXX a copy of the PCCD is required.

*** (CURED) VVOE > 10 days prior to Note date - EV R
COMMENT:   The loan file is missing the 10-day VOE for both borrowers for the business XXX. The borrowers are self-employed and the file contains a 10-day VOE dated XX/XX/XXXX p.1021 for both borrowers which states a 3rd Party online search was used for verification. The file contains the State of California verification of the business p.XXX which shows the business status is active; however that only verifies the business is not officially closed not that it has active business currently. There are also business bank statements p. XXX XXX & XXX dated XX/XX/XXXX to XX/XX/XXXX. The subject Note is dated XX/XX/XXXX. These bank statements show deposits; however the deposits do not indicate the source so it cannot be determined that they are from clients paying invoices. AIG guidelines list the following as acceptable verification of self-employment prior to closing: Evidence of current work (executed contracts or signed invoices that indicate the business is operating on the day the lender verifies self-employment); Evidence of current business receipts within 10 days of the Note date (payment for services performed); Business website demonstrating activity supporting current business operations (timely appointments for estimates or service can be schedules); Lender certification the business is open and operating. If the lender opts to provide a lender certification (lender confirmed through a phone call or other means); the certification must be provided by an arm’s length third-party source must include contact information and is ineligible when provided by the borrower(s).

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	801861593	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No issues.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) ROR funding date before end of required rescission period  - EV R
COMMENT:   The loan failed the Right of Rescission test. The funding date is before the third business day following consummation.  The consumer XXX exercise the right to rescind until midnight of the third business day following consummation delivery of the notice required by 12 CFR §1026.23 or §1026.15 or delivery of all material disclosures whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD/PCCD issued on XX/XX/XXXX the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX.  The defect can be cured by providing the true funding date.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchased by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	916676688	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No issues.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal Fee on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid because a COC was not provided auditor is unable to determine if the revised disclosure was provided within 3 business days of the change.  A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the  change. If curing the violation with a refund the following documents are required: LOE to consumer(s) PCCD  copy of the refund and proof of delivery (mailing label).

*** (CURED) Missing Documentation - EV R
COMMENT:   The subject loan is a refinance of a primary home in Texas and the loan file is missing the current mortgage or mortgage note. AIG guidelines requires this to determine that the existing loan is not subject to Texas Section 50(a)(6) also known as Home Equity Deed of Trust Home Equity Installment Contract or Residential Home Loan Deed of Trust requirements. Texas Section 50(a)(6) Texas Section 50(f)(2) and Texas Section 50(a)(3) loans are considered ineligible for purchase to an Approved Buyer.

*** (CURED) Income documentation is incomplete - EV R
COMMENT:   The loan file is missing the P&L and the Balance sheets for XXXXandXXXXfor borrower #2’s Schedule C business Emergency Medicine. While the income from this business was not used by the lender and was not used at audit it is still required for review.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The Cash to Close on the CCTC table on page XXX of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page XXX) of the initial LE issued on XX/XX/XXXX. The CD shows $XXX whereas the LE $XXX; these two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label).

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) VVOE > 10 days prior to Note date - EV R
																		COMMENT: The loan file is missing the 10-day VOE for borrower #1. The borrower is self-employed and the file contains a 10-day VOE dated XX/XX/XXXX p.XXX which states the website was used for verification. The file contains the 3rd Party online search of the business p.XXX which shows the business status is active; however that only verifies the business is not officially closed not that it has active business currently. There are also business bank statements p.XXX to XXX and XXX to XXX dated XX/XX/XXXX to XX/XX/XXXX and XX/XX/XXXXto XX/XX/XXXX. However the subject Note is dated XX/XX/XXXX so these statements are not dated within 10 business days of consummation. AIG guidelines list the following as acceptable verification of self-employment prior to closing: Evidence of current work (executed contracts or signed invoices that indicate the business is operating on the day the lender verifies self-employment); Evidence of current business receipts within 10 days of the Note date (payment for services performed); Business website demonstrating activity supporting current business operations (timely appointments for estimates or service can be schedules); Lender certification the business is open and operating. If the lender opts to provide a lender certification (lender confirmed through a phone call or other means); the certification must be provided by an arm’s length third-party source must include contact information and is ineligible when provided by the borrower(s).
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	501136645	XXXXXXX	XXXXXXX	3	2	3	1	2	1	1	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date XX/XX/XXXX. Per § 1026.19(f)(2)(v)) if the creditor cures a tolerance violation by providing a reimbursement to the consumer the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc)

*** (CURED) Missing Doc - EV R
COMMENT:   The Mortgage is missing page XXX (notarization page).

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) ROR funding date before end of required rescission period  - EV R
COMMENT:   The loan failed the Right of Rescission test. The funding date is before the third business day following consummation.  The consumer XXX exercise the right to rescind until midnight of the third business day following consummation delivery of the notice required by 12 CFR §1026.23 or §1026.15 or delivery of all material disclosures whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD issued on XX/XX/XXXX the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX.  The defect can be cured by providing the true funding date.

*** (CURED) Valid ID - Missing - EV R
COMMENT:   The government issued photo ID for B1 is missing. The loan file contains the Patriot Act form for B1 p.XXX which shows a State issued Driver License was used; however the expiration date is not completed on the form.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	842927339	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase Risk Indicator is "Significant" - EV R
COMMENT:   No issue.

*** (CURED) ComplianceEase State/Local Predatory Test Failed - EV R
COMMENT:   State license issue out of scope.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on XX/XX/XXXX  without a valid change of circumstance. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund the following documents are required: LOE to consumer(s) PCCD  copy of the refund and proof of delivery (mailing label).

*** (CURED) Hazard Insurance - EV R
COMMENT:   The hazard insurance policy reflects dwelling coverage of $XXX (p.XXX).  There is a Residential Estimator Results (p.XXX) showing the Coverage A amount is $XXX; however on the actual policy the dwelling coverage states $XXX so it appears to be a typo.  Please provide a hazard insurance policy with the correct sufficient coverage amount.

*** (CURED) Income Worksheet  - EV R
COMMENT:   The loan file is missing the income worksheet showing the origination income calculations.

*** (CURED) Missing Doc - EV R
COMMENT:   The contract of sale general addendum (p.XXX) reflects a list of repair items the seller agreed to do prior to settlement.  The loan file does not have evidence they have been completed to the buyer’s satisfaction.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	851521749	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase Risk Indicator is "Significant" - EV R
COMMENT:   No issues.

*** (CURED) ComplianceEase State/Local Predatory Test Failed - EV R
COMMENT:   License violation out of scope.

*** (CURED) Missing Documentation - EV R
COMMENT:   Lender Guidelines Section 4.03 state that all files must contain a secondary valuation product from XXX XXX or XXX. The CDA in file from XXX is not complete. Pleaser provide the complete CDA report from XXX including all attachments supporting the appraised value of $XXX.

*** (CURED) Missing Documentation - EV R
COMMENT:   Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc.) is missing from the loan file.

*** (CURED) Missing Doc - EV R
COMMENT:   Lender Guidelines Section 8.03 state that large deposits exceeding 50% of total qualifying income must be sourced. The file is missing documentation for the source of funds for a large deposit on XX/XX/XXXX in the amount of $XXX to XXX #XXX. While the deposit appears to be from the borrower's employer The XXXXYTD pay advice and VOE do not reflect this income. Please provide clarification and the source of funds for the large deposit.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) Although evidence was provided showing the consumer received the disclosure electronically the consumer's consent to receive disclosures via email was not provided. Per regulation creditors using electronic delivery methods such as email must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of theXXX). The defect can be cured by providing the E-consent.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	237533874	XXXXXXX	XXXXXXX	3	2	3	1	3	1	1	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date XX/XX/XXXX. Per § 1026.19(f)(2)(v)) if the creditor cures a tolerance violation by providing a reimbursement to the consumer the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase/addition to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Electronic Document Delivery Fee Recording Service Fee and Title Search/Abstract. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund the following documents are required: LOE to consumer(s) corrected PCCD copy of the refund and proof of delivery (mailing label).

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	365308010	XXXXXXX	XXXXXXX	3	2	3	1	3	1	1	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date XX/XX/XXXX. Per § 1026.19(f)(2)(v)) if the creditor cures a tolerance violation by providing a reimbursement to the consumer the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition to the following fees on Appraisal Desk Review Fee was not accepted because a valid change of circumstance was not provided: $XXX . A cost to cure in the amount of $XXX  is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund the following documents are required: LOE to consumer(s) corrected PCCD copy of the refund and proof of delivery (mailing label).

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing some documentation to verify the PITIA for 2 investment properties. XXX, XXX was purchased on XX/XX/XXXX per the CD p.118. The 1008 p.XXX for this property shows the negative cash flow is $XXX with no breakdown of what is included in that amount. The CD shows the property taxes and the HOA fee; however it does not show the HOI or a monthly P&I amount. The lender used $XXX for this property in XXXlculating the subject DTI; however it could not be determined if that includes P&I taxes HOI and HOA.
XXX, XXX was refinanced on XX/XX/XXXX per the CD p.XXX. The 1008 p.XXX for this property shows the negative cash flow is $XXX with no breakdown of what is included in that amount. The CD shows the property taxes; however it does not show the HOI or a monthly P&I amount. The lender used $XXX for this property in XXXlculating the subject DTI; however it could not be determined if that includes P&I taxes HOI. The loan file contains the tax statement p.XXX HOI p.XXX and a No HOA letter p.XXX. $XXX and $XXX was used at audit to calculate the DTI.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	538655393	XXXXXXX	XXXXXXX	3	2	3	1	3	1	1	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX and XX/XX/XXXX was provided more than 60 calendar days after the consummation date XX/XX/XXXX. Per § 1026.19(f)(2)(v)) if the creditor cures a tolerance violation by providing a reimbursement to the consumer the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal Review Fee on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid because a COC was not provided auditor is unable to determine if the revised disclosure was provided within 3 business days of the change.  A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the  change. If curing the violation with a refund the following documents are required: LOE to consumer(s) PCCD  copy of the refund and proof of delivery (mailing label).

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) ROR funding date before end of required rescission period  - EV R
COMMENT:   The loan failed the Right of Rescission test. The funding date is before the third business day following consummation.  The consumer XXX exercise the right to rescind until midnight of the third business day following consummation delivery of the notice required by 12 CFR §1026.23 or §1026.15 or delivery of all material disclosures whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD issued on XX/XX/XXXX the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX.  The defect can be cured by providing the true funding date.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the required wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	250956039	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Credit Report Fee. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund the following documents are required: LOE to consumer(s) corrected PCCD copy of the refund and proof of delivery (mailing label).

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Credit Report Fee. A cost to cure in the amount of $4.82 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund the following documents are required: LOE to consumer(s) corrected PCCD copy of the refund and proof of delivery (mailing label).

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on <enter issue date> was provided more than 60 calendar days after the consummation date <enter consummation date>. Per § 1026.19(f)(2)(v)) if the creditor cures a tolerance violation by providing a reimbursement to the consumer the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation.  No rebuttal response required. Cure accepted 60 days from discovery.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required). The payment history was not provided.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	541462773	XXXXXXX	XXXXXXX	3	2	3	1	3	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date XX/XX/XXXX. Per § 1026.19(f)(2)(v)) if the creditor cures a tolerance violation by providing a reimbursement to the consumer the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The decrease to lender credits on the  disclosure issued on XX/XX/XXXX  was not accepted. Although the decrease is valid because a COC was not provided auditor is unable to determine if the revised CD was disclosed within 3 business days of the decrease. A cost to cure in the amount of $1022.56 is required. The defect can be cured by reimbursing the consumer or by providing the date of the change. If curing the violation with a refund the following documents are required: LOE to consumer(s) PCCD copy of the refund and proof of delivery (mailing label).

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the initial 1003 signed by the borrower.  There is a copy signed by the LO (p.XXX); however there is not a copy signed by the borrower.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The evidence of insurance (p.XXX) reflects the policy expiration date as XX/XX/XXXX which is less than 50 days from the Note date and insurance renewal is required.

*** (CURED) Missing Doc - EV R
COMMENT:   The loan file is missing the XXXXBalance Sheet for XXX  as required by guidelines.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   There is no evidence of an initial CD provided to the non-borrower. Per regulation CD(s) must be provided to all who have the right to rescind. The defect can be resolved by providing evidence showing the non-borrower received the disclosure timely.  If disclosure was received electronically the Econsent is required as well.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	963495669	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Documentation Does Not Support - EV R
COMMENT:   DU Findings did not include existing Subordinate Financing fromXXX. Provide the final DU Findings including existing subordinate financing amount $XXX and $XXX monthly payment.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																		COMMENT: The file is missing the wiring instructions for the subject purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	340089096	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Documentation Does Not Support - EV R
COMMENT:   The AUS provided in the loan file does not match the LTV/CLTV and DTI on the 1008 provided in the loan file. The final AUS matching the terms of the loan is missing or was not provided in the loan file. The DU submission reflects a DTI of XXX% whereas the 1008 reflects a DTI of XXX%. Both the 1008 and the AUS indicates an appraised Value of $XXX which does not match the appraised value of $XXX.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required). The loan file did not contain the payment history.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	133705345	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   The borrowers were selling their former residence located at XXX, XXX, XXX . The loan file contains the sales contract on page XXX for the sale which was set to close in XX/XX/XXXX(post closing).  The borrower's received a bridge loan of $XXX for the down payment on the subject property. The bridge loan was to be paid off with 10 days of the sale of the property in XXX. Per Section 8.21 "bridge loans must be from a financial institution and the borrower must qualify with the bridge loan payment". The Note on page XXX for the bridge loan indicates that in the event the loan is not paid off the interest rate shall be 6% per annum. The Note does not stipulate the term of the loan. If the loan is calculated over 30 years the monthly payment will $XXX per month. When the monthly payment from the bridge loan is included in the ratio the DTI is XXX% which exceeds the guideline max of 43%.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   The borrowers were selling their former residence located at XXX, XXX, XXX . The loan file contains the sales contract on page XXX for the sale which was set to close in XX/XX/XXXX(post closing).  The borrower's received a bridge loan of $XXX for the down payment on the subject property. The bridge loan was to be paid off with 10 days of the sale of the property in XXX. Per Section 8.21 "bridge loans must be from a financial institution and the borrower must qualify with the bridge loan payment". The Note on page XXX for the bridge loan indicates that in the event the loan is not paid off the interest rate shall be 6% per annum. The Note does not stipulate the term of the loan. If the loan is calculated over 30 years the monthly payment will $XXX per month. When the monthly payment from the bridge loan is included in the ratio the DTI is XXX% which exceeds the guideline max of 43%.

*** (CURED) Seller contributions exceed guideline limit - EV R
COMMENT:   Per Section 2.17 "Primary Residence or Second Home: Cannot be greater than 3 percent of the lesser of the mortgaged property’s sales price or its appraised value". The final CD indicates total contributions paid by the seller was $XXX (p138) which exceeds the maximum 3% ($XXX) allowed by the program guidelines.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
COMMENT:   The borrowers were selling their former residence located at XXX, XXX, XXX . The loan file contains the sales contract on page XXX for the sale which was set to close in XX/XX/XXXX(post closing).  The borrower's received a bridge loan of $XXX for the down payment on the subject property. The bridge loan was to be paid off with 10 days of the sale of the property in XXX. Per Section 8.21 "bridge loans must be from a financial institution and the borrower must qualify with the bridge loan payment". The Note on page XXX for the bridge loan indicates that in the event the loan is not paid off the interest rate shall be 6% per annum. The Note does not stipulate the term of the loan. If the loan is calculated over 30 years the monthly payment will $XXX per month. When the monthly payment from the bridge loan is included in the ratio the DTI is XXX% which exceeds the guideline max of 43%.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	310203275	XXXXXXX	XXXXXXX	3	2	3	1	2	1	1	2	*** (OPEN) ROR H9 form for the same Lender refinance was missing - EV 2
COMMENT: The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in XXX model H-9 should have been used.	*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   The lender did not use income for the borrower due to a decline in income from XXXX to XXXX. The lender calculated the coborrower's income of $26778.29 per month using self-employment rental and capital gains income. At the time of audit the coborrower's monthly income was calculated as $XXX based on an average of tax returns for self-employment rental and capital gains income from the borrowers' tax returns forXXXX(p. XXX) XXXX (p. XXX & XXX) and XXXX (p. XXX). Lender Guidelines Chapter 10 Section E 2. state that three years' tax returns are required to evaluate an earning trend for capital gain/losses. The 1003 1008 and AUS indicate that the coborrower' Schedule C income was included in base pay and also in other income. When the correct income is used the DTI increases to XXX%. which exceeds the 43% maximum DTI per guidelines.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   The lender did not use income for the borrower due to a decline in income from XXXX to XXXX. The lender calculated the coborrower's income of $XXX per month using self-employment rental and capital gains income. At the time of audit the coborrower's monthly income was calculated as $XXX based on an average of tax returns for self-employment rental and capital gains income from the borrowers' tax returns forXXXX(p. XXX) XXXX (p. XXX & XXX) and XXXX (p. XXX). Lender Guidelines Chapter 10 Section E 2. state that three years' tax returns are required to evaluate an earning trend for capital gain/losses. The 1003 1008 and AUS indicate that the coborrower' Schedule C income was included in base pay and also in other income. When the correct income is used the DTI increases to XXX%. which exceeds the 43% maximum DTI per guidelines.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The Homeowners Insurance Information in file (p. XXX) indicates that the policy will expire on XX/XX/XXXX. Please provide the renewal policy with evidence of sufficient coverage.

*** (CURED) Missing Doc - EV R
COMMENT:   The Preliminary Title Report (p. XXX) does not reflect the amount of coverage for the subject loan. Please provide evidence of satisfactory title insurance coverage.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	301205874	XXXXXXX	XXXXXXX	3	1	3	3	1	1	1	1	*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   The lender used $XXX/month inconsumer debt to qualify the borrowers (p. XXX). At the time of audit the consumer debt totaled $XXX/month. The lender did not include a payment on the XXX account with current balance of $XXX (p. XXX). Section 7.28 of the lender guidelines states a payment equal to 5% of the current outstanding balance must be included in the qualifying ratios for any 30 day open account reflecting a zero payment amount or a payment equal to the current outstanding balance on the credit report. When the 5% payment is included the DTI increases to XXX% which exceeds guidelines.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   The lender used $XXX/month inconsumer debt to qualify the borrowers (p. XXX). At the time of audit the consumer debt totaled $XXX/month. The lender did not include a payment on the XXX account with current balance of $XXX (p. XXX). Section 7.28 of the lender guidelines states a payment equal to 5% of the current outstanding balance must be included in the qualifying ratios for any 30 day open account reflecting a zero payment amount or a payment equal to the current outstanding balance on the credit report. When the 5% payment is included the DTI increases to 44.310% which exceeds guidelines.

*** (CURED) Missing Doc - EV R
COMMENT:   The Rate Lock in the file (p.XXX states the subject is a primary residence; however the subject property is a second home.  Provide corrected rate lock with the correct occupancy type.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	526922447	XXXXXXX	XXXXXXX	3	1	3	2	1	1	1	1	*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   The subject DTI increased from the approved XXX% to XXX% at audit. The XXX open account does not reflect a monthly payment on the credit report p.XXX and the lender did not use a payment for this account. The balance of this account on the XX/XX/XXXX updated credit report p.XXX shows the balance is $XXX. AIG guidelines required using a payment of 5% of the balance if there is no payment on the credit report. A payment of $XXX was used at audit. In addition HOI of $XXX and property taxes of $XXX were used on the DU p.XXX and the final 1008 p.XXX. The final 1003 p.XXX and the HOI p.XXX and property tax documents p.XXX in the file show a HOI payment of $XXX and a property tax payment of $XXX. The increased HOI and property tax and the XXX payment caused the DTI to increase above 43%. It should be noted the letter from the Trust p.XXX states the borrower receives income from 2 trusts and income from only one trust was used by the lender to qualify.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the final DU and the final 1008. The DU p.XXX and the final 1008 p.XXX show a HOI payment of $XXX and a property tax payment of $XXX while the final 1003 p.XXX show a HOI payment of $XXX and a property tax payment of $XXX. The HOI p.XXX and property tax documents p.XXX in the file support the payments reflected on the final 1003.

*** (CURED) Income Worksheet  - EV R
COMMENT:   The loan file is missing the required Income Worksheet.

*** (CURED) Missing Doc - EV R
COMMENT:   The loan file is missing the ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc).

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	960531673	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Final Inspection - EV R
COMMENT:   The appraisal dated XX/XX/XXXX was completed prior to the disaster declaration date of XX/XX/XXXX. The appraiser had no comment regarding the FEMA declaration. A post-disaster property inspection is required.

*** (CURED) Missing AUS - EV R
COMMENT:   Please provide the updated DU findings to reflect the final loan amount and appraised value.

*** (CURED) Missing Documentation - EV R
COMMENT:   Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc.) is missing from the loan file.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	182602367	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   The hazard insurance indicates coverage in the amount of $XXX which is less than the loan amount of $XXX and the cost to rebuild of $XXX reflected on the appraisal. The cost estimation to rebuild the subject supporting the insured amount is missing from the loan file.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	682347203	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   The HOI cert on pages XXX - XXX indicates coverage in the amount of $XXX and there is no replacement cost coverage and no expanded replacement cost. The coverage is less than the loan amount and is less than the total estimate of cost-new of $XXX reflected on the appraisal.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   Per the application the borrowers were selling the departure residence located at XXX. The net proceeds from the sale were estimated to be $XXX. The loan file is missing the final CD from the sale which public records indicate sold XX/XX/XXXX. Without the net proceeds from the sale the departure residence the borrowers are short $XXX in liquid funds to meet closing costs.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	163847799	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   The Homeowners Insurance information in file (p. XXX) indicates that the policy expires on XX/XX/XXXX. Please provide the renewal policy with evidence of sufficient coverage and Replacement Cost Estimate if necessary.

*** (CURED) Mortgage Riders incomplete / inaccurate - EV R
COMMENT:   The following section(s) of the XXX as Borrower Acknowledgment and XXX Rider are incomplete: "for the benefit of ___________".

*** (CURED) Not all title holders executed ROR - EV R
COMMENT:   The file contains no evidence that the Right to Cancel was provided to the non-borrower. The defect can be cured by providing the document.

*** (CURED) Note data is missing or inaccurate - EV R
COMMENT:   Title to the subject property is in a Trust; however the borrower signed the Note as in individual. Please provide the fully executed Note which meets the signature requirements of the trust.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Title holder is not an individual - EV R
COMMENT:   Lender guidelines Section 5.04 state that an attorney's opinion letter or a lender's legal attestation (signed by an officer of the company or Legal Counsel) stating the trust meets Secondary Marketing requirements as set forth by Fannie Mae or Freddie Mac and any applicable state requirements must be provided. The file does not contain the required certification. Please provide the attorney's opinion letter or a lender's legal attestation (signed by an officer of the company or Legal Counsel) stating the trust meets Secondary Marketing requirements as set forth by Fannie Mae or Freddie Mac and any applicable state requirements.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the purchase of the subject loan by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	376900067	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   The Homeowner's Insurance information in the file (page XXX) reflects dwelling coverage of $XXX; however Note Amount is $XXXX. The loan file does not contain a Replacement Cost Estimate verifying the coverage is sufficient. Please provide evidence of sufficient coverage and Replacement Cost Estimate if necessary.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	246149872	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   The loan file is missing the required updated hazard insurance policy.  The HOI policy in the file p.302 expires on XX/XX/XXXX and the Note p.XXX is dated XX/XX/XXXX.  The HOI policy in the file will expire within 50 calendar days from the loan closing. The expiration day of the policy is XX/XX/XXXX.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	761749946	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Income documentation is incomplete - EV R
COMMENT:   Lender guidelines section 6.01-Self-Employment requires Year to Date Balance Sheet for all self-employed borrowers.  The loan file is missing the XXXXBalance Sheet andXXXXYTD Balance Sheet.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	564135749	XXXXXXX	XXXXXXX	3	2	3	1	3	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT: The Cash to Close on the CCTC table on page XXX of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page XXX) of the revised LE issued on XX/XX/XXXX. The CD shows $XXX whereas the LE shows $XXX; these two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label).	*** (CURED) Income documentation is incomplete - EV R
COMMENT:   Per AIG Guidelines section 6.01. The Year to Date Balance sheet is required for all self-employed borrowers. The file is missing the XXXXandXXXXBalance sheet for XXX

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   There is no evidence of an initial CD provided to the non-borrower. Per regulation CD(s) must be provided to all who have the right to rescind. The defect can be resolved by providing evidence showing the non-borrower received the disclosure timely.  If disclosure was received electronically the Econsent is required as well.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The CD issued on XX/XX/XXXX is missing page XXX.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	203917339	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Income documentation is incomplete - EV R
COMMENT:   Per lender guidelines section 6.01 Year to Date Balance Sheet is required for all self-employed borrowers.  The loan file is missing the XXXXBalance Sheet andXXXXYTD Balance Sheet for XXX

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	177913145	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) IRS Tax Transcripts - EV R
COMMENT:   The IRS transcript pulled on XX/XX/XXXX p.XXX says there is No record of return for The XXXXpersonal tax return. However the loan file contains a signed 4506-C p.XXX so the transcripts can be obtained. The file contains The XXXX 1040 p.XXX which shows the borrowers owed $XXX. The bank statement dated XX/XX/XXXXp.199 shows the XX/XX/XXXXcheck to the IRS for $XXX cleared on XX/XX/XXXX.

*** (CURED) Missing AUS - EV R
COMMENT:   The loan file is missing the final DU. The DU p.4 shows the total subject payments of $XXX while the final 1008 p.18 and the final 1003 p.XXX show total subject payments of $XXX

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Valid ID - Missing - EV R
																		COMMENT: The loan file is missing the government issued photo ID for both borrowers. The file contains a Patriot Act form p.XXX completed by the lender; however it shows the documentation used to verify the borrowers were bank statements and the credit report which are not photo ID’s.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	375827149	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Missing AUS - EV R
COMMENT:   DU Findings reflect the required funds to close are insufficient.  Per lender guidelines section 9.02 the terms of the closed loan must match the terms of the final loan case-file submission to Desktop Underwriter. Desktop Underwriter allows specific data tolerances for DTI ratios assets reserves etc.; however AIG Investments does not use these tolerances.  Provide final DU Findings with sufficient assets reflected.

*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   No issues.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No issues.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal Fee $XXX. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund the following documents are required: LOE to consumer(s) corrected PCCD copy of the refund and proof of delivery (mailing label).

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file does not contain any documentation from the employer verifying that the borrower resides in MN and works with an office job at XXX IN XX.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																		COMMENT: The file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	540034746	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing AUS - EV R
COMMENT:   The 1008 reflects a subordinate lien with a credit limit of $XXX; however there is no documentation in the file to support.  This is not on the AUS or 1003.  Provide a corrected 1008 or documentation to support the subordinate lien as well as subordination agreement.

*** (CURED) Credit history insufficient/does not meet guidelines (ATR) - EV R
COMMENT:   The payoff statement for the subject reflects a Recoverable Balance of $XXX (p.XXX) that was paid from the proceeds with the payoff.  The 1008 notes (p.XXX) reflect this is from a loan modification in XXXX.  The loan file contains the modification documents (p.XXX and it exceeds the seven-year waiting period; however per lender guidelines section 2.11-Ineligible Transaction Types a refinance of a restructured loan or short refinance loan are not eligible.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	118636135	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing AUS - EV R
COMMENT:   The DTI on the 1008 is 28.337% while the DU DTI is XXX%.  Per lender guidelines AUS must match final terms of the loan.  Please provide the final AUS with the matching DTI.

*** (CURED) Missing Documentation - EV R
COMMENT:   The XXXX 1040 is in the file but it is not signed.  Please provide the signed return.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc.)

*** (CURED) Income documentation is incomplete - EV R
COMMENT:   Lender guidelines required two months business bank statements for self-employed borrowers.  The loan file contains page one only of the XXX #XXX account ending XX/XX/XXXX.  Provide the statement ending XX/XX/XXXXand pages 2-4 of the statement ending XX/XX/XXXX to meet guidelines.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	879809681	XXXXXXX	XXXXXXX	3	2	3	1	3	1	1	2	*** (OPEN) ROR H9 form for the same Lender refinance was missing - EV 2
COMMENT: The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in XXX model H-9 should have been used.	*** (CURED) Missing AUS - EV R
COMMENT:   The DU findings in the file show an appraised value of XXX and the final value is XXXX.  Please provide updated DU findings.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No issues.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) Missing Doc - EV R
COMMENT:   Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc.) is missing from the loan file.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) ROR funding date before end of required rescission period  - EV R
COMMENT:   The loan failed the Right of Rescission test. The funding date is before the third business day following consummation.  The consumer XXX exercise the right to rescind until midnight of the third business day following consummation delivery of the notice required by 12 CFR §1026.23 or §1026.15 or delivery of all material disclosures whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD issued on XX/XX/XXXX the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX.  The defect can be cured by providing the true funding date.   If the loan disbursed after XX/XX/XXXX a copy of the revised CD/PCCD is required.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The wiring instructions for funding provided by the lender list several different accounts. Please provide the wiring instructions/bailee letter specific to the subject loan.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	467025327	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing AUS - EV R
COMMENT:   The final DU p.155 final 1008 p.XXX and final 1003 p.XXX all show the subject’s value as $XXX. However the appraisal p.XXX reflects the subject’s value as $XXX and the CDA provided also reflects a value of $XXX.  Please provide the final 1008 and DU with the correct value and LTV/CLTV.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the Secondary Valuation Product. AIG guidelines Chapter 4 Section 4.03 states: All files must contain a secondary valuation product. This can be a Desk Review or a Field Review. The final DU p.XXX final 1008 p.XXX and final 1003 p.XXX all show the subject’s value as $XXX. However the appraisal p.XXX reflects the subject’s value as $XXX. It could not be determined at audit why the lower value of $XXX was used to calculate the LTV/CLTV/HCLTV. If the lower value was used due to a secondary valuation being less that the appraisal by more than a 10% tolerance AIG then requires a third valuation consisting of a Field Review or a Second Appraisal.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	107891563	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing AUS - EV R
COMMENT:   The loan file is missing the final DU findings with the correct LTV/CLTV/HLTV.  The DU reflects it as XX%/XX%/XX%; however based on the loan documents the correct LTV/CLTV/HLTV is XX%/XXX%/XXX%.  (DU will round to XX%/XX%/XX%).  Please provide the corrected DU Findings.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	122798017	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Doc - EV R
COMMENT:   Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc.) is missing from the loan file.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	342050484	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Doc - EV R
COMMENT:   Lender Guidelines Section 6.01 state that a verbal verification of employment (VVOE) must be completed within ten business days of consummation. The VVOE for the borrower is missing. The VVOE in file (p. XXX) is for a borrower by the name of XXX. Please provide a verbal verification of employment (VVOE) for the borrower within 10 business days of consummation.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the purchase of the subject loan by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	548794335	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Doc - EV R
COMMENT:   Lender Guidelines Section 7.17 requires any late mortgage or rent payments in the previous 24 months to be fully explained and considered in the total credit analysis. The credit report in file verified a 21 month payment history for the current mortgage (p. XXX). The loan fils is missing a Verification of Rent verifying the payment history for the borrower' prior residence. Please provide documentation of a satisfactory 24 month payment history.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	201436438	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Doc - EV R
COMMENT:   Missing Taxes and Hazard Insurance Coverage $XXX/mo per 1003 for departing resident at XXX XXX XXX. (Borrower retaining). Lender to provide.
Missing Statements from XXX/XXX reflecting monthly pmt $XXX/mo and XXX reflecting monthly payment $XXX/mo. Lender to provide.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																		COMMENT: The file is missing the wiring instructions for the subject purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	312065300	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Doc - EV R
COMMENT:   The file is missing evidence of ATR/QM compliance via satisfactory compliance report run prior to closing.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Right to receive copy of appraisal is Missing - EV R
COMMENT:   The file is missing a copy of the Right to Receive an appraisal within 3 days disclosure.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	754768153	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Doc - EV R
COMMENT:   The initial application (p. 817) indicates that the borrower is unmarried; however the final application (p. XXX) is married. The borrower took title as a single individual. Provide clarification of the borrower's marital status.

*** (CURED) Missing sufficient employment documentation (ATR) - EV R
COMMENT:   The Verification of Employment (p. XXX) indicates the borrower began employment with this current employer XXX. on XX/XX/XXXX. The Verification of Employment for the borrower's previous employment with XXX (p. XXX) indicates the borrower is still an active employee as of XX/XX/XXXX. Additionally the borrower's bank statement with XXX for the period ending XX/XX/XXXX (p. 127) indicates that the borrower receives payroll income from both his current and previous employers. Provide clarification of the borrower's employment including verification of the termination date for previous employment with XXX.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	697366688	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Doc - EV R
COMMENT:   The loan file is missing the Condo Warranty signed by the lender.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the purchase of the subject loan by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	463843374	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Doc - EV R
COMMENT:   The Preliminary Title Report in file (p. XXX) does not contain the amount of title insurance coverage. Please provide documentation of sufficient Mortgagee Title Insurance Coverage for the subject transaction.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the purchase of the subject loan by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	816185855	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Doc - EV R
COMMENT:   The Residential purchase Agreement (p. 98) and addendums are incomplete; the images are cut off at the top of each page. Please provide a complete Residential purchase Agreement and addendums supporting the subject transaction.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the purchase of the subject loan by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	415660154	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Missing Doc - EV R
COMMENT:   The subject loan was previously in forbearance and based on the credit report (p. XXX) explanation (p. XXX) and proof of payments (p. XXX) it appears the loan is no longer in forbearance.  Provide documentation from the lender verifying the borrowers have exited forbearance and the mortgage is not in a repayment plan or loss mitigation program.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) Without evidence of receipt it is assumed that the disclosure dated XX/XX/XXXX was mailed and therefore not received by the consumer 3 business days prior to the consummation date XX/XX/XXXX. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation. If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.   E-Consents are missing from the loan file.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the purchase of the subject loan by AIG. Please provide.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	555664855	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Doc - EV R
COMMENT:   The title reflects a XXX Statement with XXX  (p. XX). Appraiser to address the solar panels per FNMA guidelines.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Title issue - EV R
																		COMMENT: The Title Commitment reflects a XXX Statement with XXX. recorded on XX/XX/XXXX (p. XX). Please provide a copy of the XXX Agreement for review.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	441241800	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   Borrower's paystubs (p. XXX - XXX XXX - XXX XXX - XXX) reflect payroll deductions for Employee Advance Repayment with XXX Net Pay. Please provide a satisfactory explanation and documentation of this deduction including terms of the repayment along with the impact to borrower's income.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   Lender guidelines Section 7.21 state that when qualifying a borrower with student or education loans a payment that when made will fully amortize the loan must be documented by the credit report student loan creditor documentation or a 1% payment based on the documented outstanding balance of the loan. The borrowers were qualified at origination with a $XXX payment on each of the two student loans with Sallie Mae which were not in repayment. This payment did not fully amortize the loans. When the borrowers were qualified with a 1% payment based on the documented outstanding balance of the loan the DTI ratio increased to XXX%.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   Lender guidelines Section 7.21 state that when qualifying a borrower with student or education loans a payment that when made will fully amortize the loan must be documented by the credit report student loan creditor documentation or a 1% payment based on the documented outstanding balance of the loan. The borrowers were qualified at origination with a $XXX payment on each of the two student loans with Sallie Mae which were not in repayment. This payment did not fully amortize the loans. When the borrowers were qualified with a 1% payment based on the documented outstanding balance of the loan the DTI ratio increased to XXX

*** (CURED) Missing Doc - EV R
COMMENT:   The Preliminary Title Report in file (p.XXX) does not include the amount of title insurance coverage. Please provide documentation of sufficient Mortgagee Title Insurance Coverage for the subject transaction.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the purchase of the subject loan by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	424520232	XXXXXXX	XXXXXXX	3	2	3	3	1	2	1	1	*** (OPEN) Credit report >90 days old at closing - EV 2
COMMENT: The credit report dated XX/XX/XXXX(page XXX) was less than 120 days old prior to the Note date. The AUS findings state that the loan must close by XX/XX/XXXX based on the credit report date. The loan closed XX/XX/XXXX.	*** (CURED) Missing Documentation - EV R
COMMENT:   Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc.) is missing from the loan file.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The Homeowner's Insurance information in file (page XXX) reflects Dwelling Coverage of $XXX; however Note amount is $XXX. The loan file does not contain a Replacement Cost Estimate verifying the coverage is sufficient. Please provide evidence of sufficient coverage and Replacement Cost Estimate if necessary.

*** (CURED) Missing Doc - EV R
COMMENT:   The Preliminary Title Report does not contain the Mortgagee Amount of Insurance or the Borrower Type. Please provide evidence of satisfactory title insurance coverage with the sufficient amount of mortgagee insurance coverage and borrower type.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	985257195	XXXXXXX	XXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Wire Instructions - EV 2 COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.	*** (CURED) Missing Documentation - EV R
COMMENT:   Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc.) is missing from the loan file.

*** (CURED) Income Worksheet  - EV R
COMMENT:   The income worksheet for the borrower's W2 income throughXXX is missing from the loan file.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	371402409	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc.) is missing from the loan file.

*** (CURED) Missing Fraud Report - EV R
COMMENT:   The fraud report is missing from the loan file.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Title Issue - EV R
COMMENT:   The tax cert for the subject property located at XXX  is missing.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	545395720	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc.) is missing from the loan file.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Right of Rescission missing or unexecuted - EV R
COMMENT:   The Right to Cancel Notice was not signed and/or dated by the borrower.  The defect can be cured by proving the executed document.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	327613533	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc.) is missing from the loan file.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	970333942	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc.) is missing from the loan file.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	369304615	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc.) is missing from the loan file.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	834453073	XXXXXXX	XXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Special information booklet is Missing - EV 2
COMMENT: There is no date evident on the Tool Kit provided in the loan file; auditor cannot determine if it was disclosed to the borrower within 3 business days of the application date XX/XX/XXXX. The defect can be cured by providing evidence that shows the disclosure was provided within 3-business days of application.	*** (CURED) Missing Documentation - EV R
COMMENT:   Lender Guidelines Section 1.10 states that all loans purchased by an Approved Buyer must contain a Fraud Report. It is the Seller's responsibility to fully review identify and address any potential issues or risks discovered on the fraud report. Each Fraud Report must include a minimum list of interested parties to the transaction as verified participants which must be checked in accordance with Section 1.02 of the underwriting guidelines. The loan file is missing a satisfactory Fraud Report. Please provide a satisfactory Fraud Report as required per Section 1.10 of the guidelines.

*** (CURED) Missing Doc - EV R
COMMENT:   Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc.) is missing from the loan file.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	624973686	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   Lender Guidelines Section 8.03 state that large deposits exceeding XXX percent of total qualifying income must be sourced. The file does not contain the source of funds for the following large deposits to the checking and savings accounts: $XXX on XX/XX/XXXX(p. XXX) and $XXX on XX/XX/XXXX (p. 379). These funds are needed to meet reserve requirements. Please provide documentation verifying the source of funds for these large deposits.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The Homeowners Insurance information in file (p. XXX) indicates that the policy expired on XX/XX/XXXX and also reflects Dwelling coverage of $XXX; however Note amount is $XXX. The loan file does not contain a Replacement Cost Estimate verifying the coverage is sufficient. Please provide the renewal policy with evidence of sufficient coverage and Replacement Cost Estimate if necessary.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	555106296	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   Per the Final 1003/1008/DU the loan was approved with the borrower’s self-employed income of $XXX/month and rental income of $XXX/month for a total of $XXX/month.  The origination income is supported.  The re-calculated income is the borrower’s self-employed income of $XXX/ and the rental income is a loss of ($XXX). The final 1003 p.XXX shows the lender used rental income of $XXX for the investment property XXX, XXX, XXX . XXX, XXX, XXX  was purchased by the borrower and another individual who is not on the subject loan on XX/XX/XXXXper the CD on p.813. While there is a lease in file for this property p.XXX the property does not have a 24-month rental history as it has been owned for 5 months by the XX/XX/XXXX closing date and it is not owned solely by the borrower. Income from this property was not used at audit. The DTI increased from XXX% to XXX%. This is still under 43%; however it requires an updated DU final 1008 and final 1003.

*** (CURED) Missing credit report - EV R
COMMENT:   The loan file is missing the original credit report dated XX/XX/XXXX . The file contains a supplement credit report to the XX/XX/XXXXreport which is dated XX/XX/XXXX  p.XXX and is associated with the DU findings.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) VOM or VOR missing/required - EV R
COMMENT:   The loan file is missing the original credit report dated XX/XX/XXXX . The file contains a supplement credit report to the XX/XX/XXXXreport which is dated XX/XX/XXXX  p.XXX and is associated with the DU findings.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	155170233	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   Per the site comments p.XXX of the appraisal the subject has side access down a private road to the east to what appears to be 2 other homes with no detriment noted. The appraisal p.XXX has a photo labeled Shared driveway on the east side. AIG guidelines Section 3.09 state that if the subject property is located on a private road or access to the property requires the use of a private road or shared driveway the file must contain at a minimum one of the following documents: 1. Title policy with the private road maintenance agreement language contained within. 2. Private Road maintenance agreement. 3. Evidence the property is located within a state or county that has statutory provisions that define the responsibilities of property owners for the maintenance and repair of a private road; then no separate agreement or covenant is required.

*** (CURED) Income documentation is incomplete - EV R
COMMENT:   The loan file is missing The XXXXBalance sheet for XXX . The XXXXBalance Sheet is on p.XXX.

*** (CURED) Missing Solar Panel Agreement - EV R
COMMENT:   The appraisal p.819 states the subject has a new PV solar system p.848 has a photo of the solar system transformer box and p.829 has the appraiser comment that the subject has a purchased PV solar system. The title p.XXX does not reflect anything about solar and the credit report p.XXX does not reflect a debt appearing to be solar. The loan file does not contain anything from the borrower verifying there is no debt for the solar panels.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: The loan file is missing the payment history and LOE as it is more than 30 days past the first payment due date of XX/XX/XXXX.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	544902580	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   Rental income from the retained departure home is being used to qualify.  Per AIG requirements the lease for the retained home at XXX, XXX  p.XXX with start date of XX/XX/XXXX the security deposit check for $XXX p.XXX and the appraisal for departure home with value of $XXX and equity of XXX% equity p.XXX.  However there is no proof of the first month’s rent being received and deposited into a borrower bank account and there is no proof the security deposit check was deposited into a borrower bank account.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	109636115	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The 1003 indicates the rental property located at XXX is owned free and clear; however the loan file is missing documentation to verify there is no mortgage lien attached to it.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	846301116	XXXXXXX	XXXXXXX	3	1	3	3	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The 1008 and DU reflect the appraised value of $XXX; however per lender guidelines Section 2.14 when the subject has been purchased in the past 9 months the lesser of the current appraised value or the purchase price will be used to calculate the LTV/CLTV.  The subject property was purchasedXX/XX/XXXX less than nine months prior.  Provide the corrected 1008 and DU with the appraised value of $XXX (the purchase price) and LTV/CLTV of XXX%.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date.  The first payment date is XX/XX/XXXX.  (No LOE required)

*** (CURED) Property listed for sale in past 12 months - EV R
COMMENT:   The borrower purchased the subject propertyXX/XX/XXXX for $XXX and the loan file does not contain the CD from the original purchase as required.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
COMMENT:   The Fraud Report (p.110) reflects the borrower owns a property located at XXX, XXX, XXX that was not disclosed on the loan application.  The loan file does not have documentation to verify the property is no longer owned by the borrower.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the purchase of the subject loan by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	364789423	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The 1008/1003 and DU reflects the subject as a purchase of a primary residence; however the Underwriter comments on the 1008 says “purchase of a 2nd Home”.  Provide a clarification for the discrepancy.

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   The loan file is missing The XXXXK1 for XXX

*** (CURED) Missing Doc - EV R
COMMENT:   The loan file is missing evidence the land owned at XXX is owned free and clear.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) VVOE > 10 days prior to Note date - EV R
COMMENT:   The loan file is missing the required self-employed VVOE dated within 10 days of the Note for both borrowers verifying the businesses are still operating per the COVID Temporary Overlays.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	734670235	XXXXXXX	XXXXXXX	3	2	3	1	3	2	1	2	*** (OPEN) Amount of title insurance is less than mortgage amount - EV 2
COMMENT:   The preliminary title reflects title policy amount of $XXX which is insufficient coverage for the loan amount of $XXX.

*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date XX/XX/XXXX. Per § 1026.19(f)(2)(v)) if the creditor cures a tolerance violation by providing a reimbursement to the consumer the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) Missing Documentation - EV R
COMMENT:   The appraisal reflects the subject is located on a private street and does not contain the Road Maintenance Agreement or road maintenance agreement language contained within the title policy as required by lender guidelines section 3.09.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) ROR funding date before end of required rescission period  - EV R
COMMENT:   The loan failed the Right of Rescission test. The funding date is before the third business day following consummation.  The consumer XXX exercise the right to rescind until midnight of the third business day following consummation delivery of the notice required by 12 CFR §1026.23 or §1026.15 or delivery of all material disclosures whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD issued on XX/XX/XXXX the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX.  The defect can be cured by providing the true funding date.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	713623233	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The appraisal shows the subject is in a PUD with a $XXX annual HOA fee and there is a PUD Rider p.717 the subject is also on a private road. The appraiser comments p.XXX that the subject is not in an HOA the $XXX/year is paid by the subject and 3 other property owners for maintenance of the private road and security gate. The preliminary title p.XXX does not reference a private road maintenance agreement. The file contains a Private Road Maintenance Agreement p.XXX dated XX/XX/XXXX which shows an annual amount of $XXX while the appraisal p.504 shows an annual amount of $XXX. There is a letter from the borrower p.XXX dated XX/XX/XXXX and another letter dated XX/XX/XXXX from one of the other neighbors in the subject’s neighborhood. The XX/XX/XXXX letter is proposing the cost of the road maintenance be increased from $XXX to $XXX annually.  There is no documentation in the loan file to verify the current amount of the annual road maintenance fee to ensure the correct PITIA for the subject.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: The loan file is missing the payment history as it is more than 30 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	177178354	XXXXXXX	XXXXXXX	3	2	3	3	2	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT: The Service Provider List issued onXX/XX/XXXX was not disclosed within 3 days of the application date XX/XX/XXXX. As a result fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.	*** (CURED) Missing Documentation - EV R
COMMENT:   The borrower recently refinanced his second home with XXX and paid off the mortgage reporting on the credit report.  The file does contain the CD for this refinance; however it is not fully executed. Please provide the final executed CD for the refinance.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing evidence of the taxes and HOA for the property located at XXX  The HOI policy was provided (p.XXX) showing a payment of $36.5/month but the application shows the insurance Maintenance and Misc as $XXX/month.  Provide evidence of the taxes and HOA for the property to support the origination payment of $XXX.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Quality of Appraisal Report Unacceptable - EV R
																		COMMENT: The appraiser and appraisal company were checked on the Appraisal Validation list and they were on the list (line 4197) as of XX/XX/XXXXand the subject Note is dated XX/XX/XXXX making the subject loan ineligible.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	508955567	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The borrower's income at origination was calculated using base pay of $XXX/month from the paystubs in file (p. 421). The Verification of Employment (VOE) in file (p. 419) indicates the borrower's annual base pay is $XXX; or $XXX per month. Additionally the VOE indicates that the borrower's base pay inXXXXand XXXXwas $XXX annually or $XXX per month with the date and amount of last pay increase of n/a. Please provide an explanation for the discrepancy in base pay between the VOE and the paystubs as well as the increase in current base of $XXX fromXXXX& XXXXbase pay of $XXX.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The homeowners Insurance information in file (p. 70) indicates that the policy expired on XX/XX/XXXX. Please provide the renewal policy with evidence of sufficient coverage.

*** (CURED) Missing Doc - EV R
COMMENT:   Lender Guidelines Section 6.01 states that the most recent two years 1040 transcripts for each borrower regardless of income type are required on all Jumbo Mortgage loans purchase by an Approved buyer. The loan file does not contain IRS transcripts for the most recent two years of 1040's. Additionally the most recent two years 1040 returns signed and dated prior to date of consummation are required. TheXXXXtax returns are not signed and dated by the borrowers. Please provide the most recent two years 1040 transcripts supporting income on the tax returns as well asXXXXtax returns signed by the borrower and coborrower.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	297303488	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The borrowers owned an investment property at XXX, XXX, XXX. The loan file is missing the documents to verify the PITIA for this property. The information on the final 1003 p.XXX was used at audit.

*** (CURED) Missing Documentation - EV R
COMMENT:   The final 1003 p.11 final 1008 p.XXX and the final DU p.XXX all show the subject property has a HOA fee of $XXX. The appraisal p.XXX verifies the subject is a PUD; however it shows a PUD fee of $XXX. The loan file is missing documentation to verify the subject’s monthly HOA fee.

*** (CURED) Missing Doc - EV R
COMMENT:   Per the final 1008 p.151 and the final 1003 p.13 the borrowers sold investment property XXX, XXX, XXX . The loan file is missing proof this property was sold. If this property was not sold the file is missing documents to verify the PITIA for it. The file contains a credit supplement p.177 dated XX/XX/XXXX which shows the mortgage for this property with XXX was paid and closed inXX/XX/XXXX; however this does not prove the property was sold.  The CD is missing for the sale of the property.

*** (CURED) Missing Solar Panel Agreement - EV R
COMMENT:   The loan file is missing the Solar contract to verify the monthly solar debt payment. The final 1003 p. 11 shows the monthly debt is $XXX. The appraisal p.XXX notes there is owned solar the preliminary title p.XXX shows a solar finance contract with XXX  dated XX/XX/XXXX the credit report p.XXX does not reflect a debt with XXX  a debt with a $XXX payment or any debt which appears to be solar related.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Tax Returns - EV R
COMMENT:   The loan file is missing the personal tax returns. Per the final 1003 p.XXX the lender used rental income for the investment property XXX, XXX, XXX. The loan file contains the lender rental income worksheet p. XXX which shows figures from Schedule E which resulted in a loss. The lender’s calculated rental income loss was used at audit.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	364686858	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The borrowers were purchasing a property located at XXX, XXX,  which was closing concurrently with the subject loan. The terms of the mortgage were not provided. Please provide satisfactory documentation to verify the first mortgage in the amount of $XXX with monthly PITIA of $XXX

*** (CURED) Missing Documentation - EV R
COMMENT:   The co-borrower owned an additional property located at XXX, XXX, XXX . The property was a condominium and the file did not include verification of the monthly Homeowners Association (HOA) fees to support the monthly payment of $XXX that was used to qualify.

*** (CURED) Missing Doc - EV R
COMMENT:   Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc.) is missing from the loan file.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the required wiring instructions for the subject loan purchase by AIG. Please provide.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	744015735	XXXXXXX	XXXXXXX	3	2	3	1	2	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT: The Cash to Close on the CCTC table on page XXX of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page XXX) of the LE issued on XX/XX/XXXX. The CD shows $XXX whereas the LE shows $XXX; these two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label).	*** (CURED) Missing Documentation - EV R
COMMENT:   The credit report (p. XXX) reflects mortgage delinquencies on the first and second mortgages; however a credit explanation letter was not provided. Please provide a satisfactory credit explanation letter for the delinquencies signed and dated by the borrower.

*** (CURED) Missing Documentation - EV R
COMMENT:   The Preliminary Title Report in file (p. XXX) does not provide the amount of coverage. Please provide evidence of sufficient Mortgagee Title Insurance Coverage for the subject transaction.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The Homeowners Policy in file (p. XXX) indicates that the policy expired on XX/XX/XXXX and also reflects dwelling coverage of $XXX; however Note amount is $XXX. The loan does not contain a Replacement Cost Estimate verifying the coverage is sufficient. Please provide the renewal policy with evidence of sufficient coverage and Replacement Cost Estimate if necessary.

*** (CURED) Missing Doc - EV R
COMMENT:   The credit report (p. XXX) indicates the subject refinance paid off a HELOC with XXX. Please provide documentation to verify that the HELOC was closed at or prior to the subject closing.

*** (CURED) Missing sufficient employment documentation (ATR) - EV R
COMMENT:   The Verbal Verification of Employment (p. XXX) indicates that the borrower's Original Hire Date was XX/XX/XXXX and the Most Recent Start Date was XX/XX/XXXX which is less than 2 years employment. However the file contains a W-2 forXXXXfrom the current employer (p. 438). Please provide clarification of the discrepancy and verification of a satisfactory 2 year employment history for the borrower.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the purchase of the subject loan by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	760289057	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The credit report is missing the HELOC through XXX XXX Bank with a high credit of $XXX opened in XXXX. Please provide the payment history for the HELOC.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) VVOE > 10 days prior to Note date - EV R
																		COMMENT: The VVOE within 10 business days from closing for the borrower's self-employment through XXX is missing from the loan file.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	321623349	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The Drive report on pages XXX through XXX of the loan file reflect four properties located at XXX, XXX, XXX XXX, XXX, XXXand XXX,  in a trust with the borrower's name on it.  The condition of the Drive report on page XXX indicates it was cleared by the underwriter with a notation that property profiles and an LOE was received for the properties verifying they are not owned by the borrower. The property profiles and LOE referenced by the underwriter are missing from the loan file.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	720854856	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The file does not have evidence the HELOC account was closed and the payoff statement (p.XXX) states it will remain open and available for use.  The loan file does not reflect it will be subordinated and there is no Subordination Agreement.  Provide evidence the HELOC account was closed.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Valid ID - Missing - EV R
COMMENT:   The Patriot Act form (p.XXX) for the borrower reflects his Driver’s License is expired as of XX/XX/XXXX and the copy of the license (p.XXX) also is expired.  Provide evidence ID was verified with valid ID.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	651122740	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The final 1003 indicates the property is being rented for $XXX.; however the lease agreement is missing from the loan file. The monthly rent was used to qualify the subject loan.

*** (CURED) Fraud Report  - EV R
COMMENT:   The fraud report is missing from the loan file.

*** (CURED) Missing Documentation - EV R
COMMENT:   Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc.) is missing from the loan file.

*** (CURED) Missing Doc - EV R
COMMENT:   The 4506-T (or 4506-C) is missing from the loan file.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   Per the final 1003 the borrower is self-employed. The business name is XXX Inc and the self-employed income could not be calculated due to the most recent two years personal and business tax returns missing. if the borrower owns 25% or more of the business then the P&L and Balance Sheet are required along with two months bank statements for the business.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	844108116	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The final HUD on page XXX is not signed. Please provide the signed copy.

*** (CURED) Missing Documentation - EV R
COMMENT:   Loans that close in the name of a trust require an attorney’s opinion letter or lender attestation confirming that the trust meets secondary market/ applicable state guidelines.

*** (CURED) Missing Doc - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Title holder is not an individual - EV R
																		COMMENT: The loan closing in a Revocable Trust meets the AIG Jumbo guidelines XX/XX/XXXX. The Trust Agreement is on page XXX8 and the Certification of Trustees is on page XXX78. However the loan is missing the Attorney Opinion Letter or the Lender's attestation which will be listed as separate finding.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	100063316	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The final loan application Section 5 Declarations A for B1 p.XXX states B1 has had no ownership in property in the last three years; however the first page XXX states B1 owned the previous home at XXX, XXX, XXX. The loan file contains a CD p.XXX for the sale of this home dated XX/XX/XXXX which is within the prior 3 years. Application to be corrected.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	159469046	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The HELOC payoff statement on page XXX for the second lien through XXX attached to the subject property does not indicate whether the loan was to be closed or if kept open subordinated. Please provide documentation verifying the status of the loan.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required). Missing the payment history.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	853768211	XXXXXXX	XXXXXXX	3	2	3	1	2	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT: The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.	*** (CURED) Missing Documentation - EV R
COMMENT:   The Homewoners Insurance information in file (p. XXX) indicates Dwelling coverage of $944900; however the loan amount is $XXX.  The loan file does not contain a Replacement Cost Estimate verifying the coverage was sufficient. Please provide evidence of sufficient coverage and Replacement Cost Estimate if necessary.

*** (CURED) Missing Doc - EV R
COMMENT:   Lender guidelines Section 8.03 states that large deposits exceeding 50 percent of total qualifying income must be sourced. The loan file does not contain documentation of the source of funds for the large deposits to XXX in the amount of $XXX and $XXX on XX/XX/XXXX (p. 278). Please provide documentation of the source of funds for the large deposits to XXX in the amount of $XXX and $XXX on XX/XX/XXXX.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the purchase of the subject loan by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	808911859	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The insurance provided on page XXX-XXX indicate loss of rent coverage and that it is a rental dwelling policy.  The subject loan closed as a primary residence and the occupancy agreement (p.XXX) states it is a primary residence. Please provide the proper insurance for owner occupied property. The guidelines of Section 2.06 for First-Time Home Buyer must be primary residence only.

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   The borrower has $XXX in liquid assets (checking/savings) to cover the down payment and closing costs. The final CD reflected $XXX funds to close. Lender guidelines Section 8.02 requires evidence of liquidation of funds necessary for closing must be provided in the closed loan package. The loan file does not contain evidence of the liquidation of the XXX accounts for sufficient liquid assets.

*** (CURED) Missing Doc - EV R
COMMENT:   The lock on page XXX reflects the wrong loan amount. Please provide the updated lock showing $XXX.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	347837617	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file contains a copy of the CD for the sale of the departure residence dated XX/XX/XXXX (p.XXX); however it is not signed. Provide fully executed final CD for sale of departure residence.

*** (CURED) Income Worksheet  - EV R
COMMENT:   The loan file is missing the income worksheet for the third borrower.

*** (CURED) Missing Doc - EV R
COMMENT:   The loan file contains evidence the XXX Mortgage is due for XX/XX/XXXX (p.XXX) and the loan closed XX/XX/XXXX.  Provide evidence the mortgage is paid current thruXX/XX/XXXX.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	888921747	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file contains a letter from XXX (p.444) clarifying they do not complete income verification forms and giving a complete breakdown of the borrower’s income.  It states for the fiscal period of XX/XX/XXXX-XX/XX/XXXX his compensation was $XXX which coincides with The XXXXK1 showing distributions of $XXX (p.XXX); however it also states his earnings for the prior period of XX/XX/XXXX-XX/XX/XXXX were $XXX; however the file contains a XXXX W2 (p.XXX) showing earnings of $XXX and the XXXX Schedule E does not show any K1 from XXX that year (p.XXX). The loan file does not contain clarification of the discrepancy between the income in the letter and the W2.

*** (CURED) Income documentation is incomplete - EV R
COMMENT:   The loan file is missing the most recent bi-weekly draw payment stub for the borrower per the letter (p.XXX) from XXX XXX.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	732554279	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file contains an HOA statement p.XXX; however the statement does not reflect the address of the property the HOA fee is for. The HOA address is in Maryland where the subject property is rather than in XXX where the investment property is. The appraisal p.XXX and the mortgage p.18 do not reflect that the subject is a PUD. At audit the HOA fee was associated to the investment property at XXX, XXX

*** (CURED) Missing Documentation - EV R
COMMENT:   The XX/XX/XXXX credit report p.XXX shows an open HELOC with XXX #XXX with a zero balance and a limit of $XXX. The loan file does not contain any documentation to show what property this HELOC is associated with. If it is associated to the subject provide proof of closure prior to or at closing or proof of subordination.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Tax Returns - EV R
																		COMMENT: The loan file is missing The XXXXand XXXX signed 1065 business tax returns for XXX . The returns are in the file p.XXX and XXX; however they are not signed.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	619715058	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file contains theXXXXandXXXX1065 for XXX; however they are not signed.  Please provide the signed documents.

*** (CURED) IRS Tax Transcripts  - EV R
COMMENT:   The loan file is missing theXXXXandXXXXtax transcripts for XXX XXX.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	463358194	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc.)

*** (CURED) Missing Doc - EV R
COMMENT:   The XXXXtax returns reflect a tax liability of $XXX and the loan file does not contain evidence it was satisfied.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	410753847	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc.)

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	821849695	XXXXXXX	XXXXXXX	3	1	3	3	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing evidence the XXX is no longer in business to support the omission or a VVOE dated within 10 days of the Note for the business as the losses were included in the re-calculation since there was no evidence it is no longer operating.

*** (CURED) Missing Documentation - EV R
COMMENT:   Borrower refinanced his primary residence concurrently and the loan file does not have the required documentation.  The loan file contains the estimated CD for the refinance (p.94); however the final executed CD is not in the loan file.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The hazard insurance policy in the file (p.571) has the wrong Mortgagee and expires XX/XX/XXXX which is less than 50 days from the Note date.  Please provide the renewal hazard policy with the correct Mortgagee.

*** (CURED) Income documentation is incomplete - EV R
COMMENT:   The loan file is missing the following K1’s that are reflected on the tax returns to verify the ownership percentage is less than 25%:  XXX:  XXX, XXX, XXX, .  XXX:  XXX,

*** (CURED) Quality of Appraisal Report Unacceptable - EV R
																		COMMENT: The Note zip code is XXX while the zip code on the appraisal (p.36) is XXX. Provide the corrected document.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	773475576	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease Mavent etc).

*** (CURED) Hazard Insurance - EV R
COMMENT:   The HOI policy reflects an effective date of XX/XX/XXXX which is after disbursement on the loan.  The final CD was issued XX/XX/XXXX with closing and disbursement dates of XX/XX/XXXX.  Please provide HOI policy in effect at time of disbursement.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	702171854	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the Balance Sheet for the co-borrower for XXX . The AIG guidelines require Year-to-Date P&L Statements and Year-to-Date Balance sheets for all self-employed borrowers regardless of whether a borrower’s business income is being considered for qualifying.

*** (CURED) Missing Documentation - EV R
COMMENT:   The co-borrower’sXXXXandXXXXSchedule E p.305 and p.319 list an investment property located at XXX, XXX, XXX . This property is not listed on the final 1003 p.74. There is a lender note on The XXXXSchedule E that this property was sold on XX/XX/XXXX. Provide proof that the co-borrower no longer owns XXX, XXX, XXX .

*** (CURED) Missing Doc - EV R
COMMENT:   The final 1003 p.XXX is incomplete. The borrower and co-borrower are unmarried and per the title p.XXX reflects that the borrower and co-borrower own the subject property jointly. The Unmarried Addendum for both borrowers p.XXX and p.78 are not completed on the final 1003. Provide a completed final 1003.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) Although evidence was provided showing the consumer received the disclosure electronically the consumer's consent to receive disclosures via email was not provided. Per regulation creditors using electronic delivery methods such as email must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of theXXX). The defect can be cured by providing the E-consent.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 45 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) VVOE > 10 days prior to Note date - EV R
																		COMMENT: The loan file is missing the required verbal verification of employment completed within ten business days of consummation for B2 for XXX .
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	805736134	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the final DU and the final 1008 to match the final 1003. The DU p.XXX and 1008 p.XXX in the file shows the total proposed subject payment as $XXX while the 1003 p.XXX shows $XXX.16. The final 1003 matches the information in the loan file: Note p.XXX HOI p.XXX and property tax p.XXX.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	895278646	XXXXXXX	XXXXXXX	3	2	3	1	3	1	1	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT:   This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date XX/XX/XXXX. Per § 1026.19(f)(2)(v)) if the creditor cures a tolerance violation by providing a reimbursement to the consumer the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation.  No rebuttal response required. Cure accepted 60 days from discovery.

*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT: The Appraisal Fee and Credit Report Fee were included in Section B of the CDs issued on XX/XX/XXXX and XX/XX/XXXX. However the fees should have been entered under Section A.	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the final DU and the final 1008. The DU p.XXX and the 1008 p.XXX shows the subject’s proposed monthly payment as $XXX while the final 1003 p.XXX shows it as $XXX It appears the HOI decreased.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 45 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Property Issues indicated - EV R
COMMENT:   The subject property legal description on the DOT (APN #XXX) and the appraisal is done on two APNs #XXX and #XXX.  The appraisal further states "The subject property Tax Lot #XXX consists of XXX Acres. The lot is located within two taxing districts and therefore has two APNs #XXXwhich consists of XXX Acres and APN XXXwhich consists of XXX Acres. Both records are included in this report".  The county tax info for APN XXXstates that the site is XXX acres and the county tax info for APN XXX states that the site is XXX acres.
The appraisal states that the property is XXX acres.  The plat map attached to the final title report shows lot XXX of XXX acres (p.XXX).  The legal description on the 1004 must match the DOT.  As a reminder our max acreage on our Jumbo loan program is XXX acres.

*** (CURED) ROR funding date before end of required rescission period  - EV R
COMMENT:   The loan failed the Right of Rescission test. The funding date is before the third business day following consummation.  The consumer XXX exercise the right to rescind until midnight of the third business day following consummation delivery of the notice required by 12 CFR §1026.23 or §1026.15 or delivery of all material disclosures whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD/PCCD issued on XX/XX/XXXX the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX.  The defect can be cured by providing the true funding date.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: he loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	503374658	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the final DU and the final 1008. The DU p.481 is submission #1 and shows total income of $XXX while the final 1003 p.XXX show total income of $XXX. The DU p.481 and the 1008 p.XXX show the HOI monthly payment as $XXX while the HOI p.XXX shows the monthly payment is $XXX.

*** (CURED) Income Worksheet  - EV R
COMMENT:   The loan file is missing the required Income Worksheet for the borrower and co-borrower.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: The loan file is missing the payment history as it is more than 45 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	399156068	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the final LP and the final 1008. The 1008 p.XXX shows hazard insurance of $XXX and property taxes of $XXX. The HOI p.XXX shows $XXX and the property tax p.XXX shows $XXX. The LP p.XXX reflects the same proposed housing payment as the 1008 p.XXX

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	913952483	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the HOI policy for the investment property located at XXX, XXX This is required to establish the tax and insurance for this property. There is no mortgage on this property and the file contains the tax proof p.XXX.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	140419633	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the proof of the borrower’s current housing payment amount. The borrower is First Time Homebuyer who is currently renting a primary residence at XXX, XXX.  The file contains proof of 24 months of a $XXX payment toXXX XXX  p. XXX to XXX; however there is no documentation in the file verifying the landlord’s name or the monthly rent amount to confirm the 24 months of payments are for the current housing payment history.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	482883787	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the XXXXandXXXXBalance Sheets for both self-employed businesses are required by lender guidelines section 6.01.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The HOI policy in the file (p.XXX) reflects the incorrect Mortgagee.  Please provide current policy with the correct Mortgagee.

*** (CURED) Missing Doc - EV R
COMMENT:   The XXXXtax returns reflect a tax liability of $XXX and the loan file does not contain evidence this was paid.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) VVOE > 10 days prior to Note date - EV R
																		COMMENT: The loan file is missing the 10-day VVOE from the co-borrower’s W2 employer XXX . Additionally there are 10-hday VVOE forms for both the borrower and co-borrower’s self-employment (p.XXX-XXX); however they do not state if the lender verified that both businesses are currently operating and there is no documentation to verify the businesses are currently operating as required by the COVID-19 overlays.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	778211212	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The Preliminary Title Report does not include the amount of Mortgagee insurance. Please provide satisfactory documentation of sufficient Mortgagee coverage for the subject property.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   The lender calculated the borrower's self-employment income as $16891.62 per month (p. 1154). The income calculated at the time of audit was $XXX per month. When averaging self-employment income the lender used the Ordinary Income (Loss) from the Schedule K-1 forXXXX&XXXX(p. XXX XXX). However there was not a stable history of receiving the distribution amount consistent with the level of business income needed to qualify per the K-1's (p. 317 380). When utilizing the actual distributions to the borrower the income totals $11610.58 per month which increases the DTI ratio to 46.11%. Lender guidelines Section 1.01 state that the maximum DTI is 43%.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   The lender calculated the borrower's self-employment income as $XXX per month (p. XXX). The income calculated at the time of audit was $XXX per month. When averaging self-employment income the lender used the Ordinary Income (Loss) from the Schedule K-1 forXXXX&XXXX(p. XXX XXX). However there was not a stable history of receiving the distribution amount consistent with the level of business income needed to qualify per the K-1's (p. XXX XXX). When utilizing the actual distributions to the borrower the income totals $XXX per month which increases the DTI ratio to XXX%. Lender guidelines Section 1.01 state that the maximum DTI is 43%.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The Homeowner's Insurance information in file (page XXX) indicates that the policy expired on XX/XX/XXXX. Please provide the renewal policy with evidence of sufficient coverage and replacement cost if necessary.

*** (CURED) Missing Doc - EV R
COMMENT:   Lender guidelines Section 7.17 requires a 24 month mortgage or rent payment history to be reviewed for consideration in the total credit analysis. The mortgage history for the subject property is only for 22 months and there is no verification of the payment history for the borrowers previous residence. Please provide a satisfactory 24 month housing payment history for the borrowers.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	760946046	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The Preliminary Title Report in file (p. 556) does not include the amount of Title Insurance Coverage. Please provide documentation of sufficient Mortgagee Title Insurance Coverage.

*** (CURED) Missing Documentation - EV R
COMMENT:   The updated credit report in file (p. 101) indicates that the HELOC with XXX (#XXX ) in the amount of $XXX was paid off on XX/XX/XXXX; however the refinance documentation for the borrower's investment properties do not reflect payoff of this account. Please provide source of funds to payoff this account and documentation that no new mortgages were opened as a result.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The Homeowners Insurance information in file (p. 725) reflects Dwelling coverage of $XXX; however Note amount is $XXX. The loan file does not contain a Replacement Cost Estimate verifying coverage is sufficient. Please provide evidence of sufficient coverage and Replacement Cost Estimate if necessary.

*** (CURED) Missing Doc - EV R
COMMENT:   The subject transaction included payoff of a HELOC secured by the subject property. Please provide documentation to verify that the HELOC was closed prior to or at subject closing.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Title holder is not an individual - EV R
COMMENT:   As of the date of the preliminary title the subject property vesting was in the name of a trust and per the Note and Deed of Trust it closed in the borrower's name only. Provide the executed Deed removing vesting out of the trust.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the purchase of the subject loan by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXX XXXX- Compliance	359740677	XXXXXXX	XXXXXXX	3	2	3	1	2	1	1	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date XX/XX/XXXX. Per § 1026.19(f)(2)(v)) if the creditor cures a tolerance violation by providing a reimbursement to the consumer the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) Missing Documentation - EV R
COMMENT:   The Seller uploaded a revised Deed of Trust and LOI to clear the attorney opinion letter or Lender legal attestation condition. However the revised Deed of Trust reflects the borrowers as individuals and not in a Trust effectively changing the vesting and taking the loan out of a Trust. This is not consistent with the way the loan closed. All other documents reflect the loan in the name of a Trust including title commitment and Grant Deed.  The loan file must have consistency across all closing documents.  Please note that the attorney opinion letter or Lender legal attestation is still required for a loan closing in a Trust.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date.  (no LOE required)

*** (CURED) Right of Rescission missing or unexecuted - EV R
COMMENT:   The Right of Rescission is missing from the loan file.

*** (CURED) Title holder is not an individual - EV R
COMMENT:   The loan closed in the name of a Trust. The file is missing an attorney’s opinion letter or lenders legal attestation as required by program guidelines.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the purchase of the subject loan by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	201754017	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The subject transaction appears to be paying off a construction loan. (Subject property was completed the end of 2020. The lot was purchased in XX/XXXX. Mortgage being paid off with XXX  also originated in Sept. 2019)  Please provide all documents as required by section 2.04-B-c of the  jumbo guide for a two close construction to permanent transaction  OR provide evidence that the loan being paid off with XXX  had modified to the permanent phase of their construction loan and that AIG is paying off permanent phase.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	743658397	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   There are two XXX accounts (p.XXX) one with a payment of $XXX and one with a payment of $XXX that were both omitted from the DTI.  The file contains 12 months business statements showing two MBFS accounts being paid with payments of $XXX and $XXX every month (p.XXX-768).  The loan file does not contain any documentation verifying that the two payments paid by the business are for the same accounts on the credit report as the payment amounts differ.  Provide evidence the payments made from the business accounts are for the same accounts omitted.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	422555276	XXXXXXX	XXXXXXX	3	1	3	3	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   There is a direct deposit into the XXX#XXXX  on XX/XX of $XXX from the borrower’s employer.  The file does not contain the source of funds for this to verify it is not a loan.  Provide the source of funds (paystub) to document that the funds are not a loan as the borrower does not have a history of bonuses that high.

*** (CURED) Loan has escrow holdback. No proof it was released - EV R
COMMENT:   The final CD (p.XXX) reflects a $XXX Holdback and the loan file does not have evidence the holdback has been released.

*** (CURED) Missing Doc - EV R
COMMENT:   The loan file has the CD for the sale of the departure residence (p.438); however it is not executed.  Provide the final signed CD for the sale.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	257315313	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   The file is missing the XXXXandXXXXYTD P&L and Balance Sheets for XX/XX/XXXX as required by lender guidelines to verify that the income has not declined from The XXXXtax returns.

*** (CURED) Mortgage history for primary residence less than 12 months - EV R
COMMENT:   The borrower’s currently rent their primary residence for less than a year and rented prior residence for 1 year 10 months.  The loan file does not contain a 24-month rental history.  There is a VOR (p.XXX) for the borrower’s current departure residence covering 10 months; however the loan file is missing a VOR or cancelled checks for the prior residence to verify no late payments in the prior 24 months.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	360908197	XXXXXXX	XXXXXXX	3	1	3	3	1	1	1	1	*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   Provide a copy of adequate Hazard insurance coverage policy  or declarations page. Please verify the coverage term and annual premium are documented on the response. The coverage documents in file are for Borrowers' Primary Residence.

*** (CURED) Occupancy- Potential Occupancy Misrepresentation - EV R
COMMENT:   The 1008 (p.XXX) reflects the subject loan as a rate/term refinance of a second home; however the initial and final loan application (p.XXX XXX) both reflect the borrowers reside at the subject property and have for 12 years 10 months.  Please clarify how this is a second home if the borrowers reside in the property or provide the corrected final loan application.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Property Issues indicated - EV R
COMMENT:   Appraiser to confirm whether the Subject Property is suitable for year-round occupancy.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG. Please provide.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	370417384	XXXXXXX	XXXXXXX	3	2	3	1	3	1	1	2	*** (OPEN) ROR H9 form for the same Lender refinance was missing - EV 2
COMMENT: The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in XXX model H-9 should have been used.	*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	778572518	XXXXXXX	XXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Tax Returns - EV 2
COMMENT: The loan file is missing the signedXXXXand XXXX personal tax returns. The returns are in the file p.XXX and XXX; however they are not signed. The IRS tax transcripts p.XXX are in the file and were pulled prior to the loan consummation date.	*** (CURED) Mortgage not properly executed - EV R
COMMENT:   The Mortgage is missing the notary page.

*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	656512402	XXXXXXX	XXXXXXX	3	2	3	1	2	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT: The Cash to Close on the CCTC table on page XXX of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page XXX) of the revised LE issued on XX/XX/XXXX. The CD shows $XXX whereas the LE shows $XXX; these two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label).	*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	372516209	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	936021420	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	810538251	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	379364456	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	569791379	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	552903249	XXXXXXX	XXXXXXX	3	2	3	1	2	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT: The Cash to Close on the CCTC table on page XXX of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page XXX) of the revised LE issued on XX/XX/XXXX. The CD shows $XXX whereas the LE shows $XXX; these two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label).	*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required). No payment history was provided.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	953120092	XXXXXXX	XXXXXXX	3	1	3	3	1	1	1	1	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Property Issues indicated - EV R
COMMENT:   Per lender guidelines section 3.01-C-c a condominium project is ineligible if a single entity owns more than 10% of the units.  Per the Condo Questionnaire (p.606) there is an Entity that owns 13 units which is equivalent to 12% of the total project units making the condo project ineligible.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	531469056	XXXXXXX	XXXXXXX	3	1	3	3	1	1	1	1	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Quality of Appraisal Report Unacceptable - EV R
COMMENT:   The appraisal page 1 states the subject is not in a flood zone with the FEMA flood Zone as AO; however the Supplemental Addendum states it is in a flood zone with the FEMA flood Zone as A.  Provide the appraisal with the first page corrected.  It is to be noted per the flood cert (p.323) it is in a flood zone with the Flood Zone as AO.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	895112465	XXXXXXX	XXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) ROR H9 form for the same Lender refinance was missing - EV R
COMMENT:   The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (new advance of money with the same creditor). Model H-8 was provided; however because the property is located in XXX (Third Circuit Court) model H-9 should have been used.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The file is missing the wiring instructions for the subject purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	343022293	XXXXXXX	XXXXXXX	3	2	3	1	2	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT: The Service Provider List issued on XX/XX/XXXX is inaccurate. The following is missing from the disclosure: The SPL does not include all fees listed in Section C of the LE. Per Regulation Z if the creditor permits a consumer to shop for a settlement service the creditor must identify at least one provider of that service on the Service Provider List. The list must also contain sufficient information for the consumer to contact a provider for each required settlement service for which the consumer can shop. In addition the document must state that the consumer XXX choose a different provider. Note: Failure to provide a service provider for a shoppable service on the Service Provider List is treated as not allowing the borrower to shop for that service. As a result charged shoppable fees will be included in the 10% tolerance bucket.	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	772900837	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	354577085	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	866759297	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	764299151	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	917041321	XXXXXXX	XXXXXXX	3	2	3	1	2	1	1	2	*** (OPEN) Homeownership Counseling List - EV 2
COMMENT:   The Homeownership Counseling Disclosure (HOC) dated XX/XX/XXXX was not disclosed within 3 days of the application date XX/XX/XXXX. The defect can be resolved by providing evidence that shows the disclosure was provided within 3-business days of application.

*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT:   The Service Provider List issued on XX/XX/XXXX was not disclosed within 3 days of the application date XX/XX/XXXX. As a result fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.

*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT: The Cash to Close on the CCTC table on page XXX of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page XXX) of the revised LE issued on XX/XX/XXXX. The CD shows $XXX whereas the LE shows $XXX; these two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label).	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The file is missing the wiring instructions for the subject purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	100410951	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	448086551	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the purchase of the subject loan by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	778414011	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Payment History and LOE for Delay - EV R
																		COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	263130704	XXXXXXX	XXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) VVOE > 10 days prior to Note date - EV 2
																COMMENT: The loan file is missing the required self-employment verbal verification of employment for B1 completed within ten business days of consummation. The file contains a VOE for B1 p.XXX which was completed on XX/XX/XXXX verifying the business is open and bringing in money. However the Note date is XX/XX/XXXX and the VOE in file is outside of the required 10 business days of consummation.		*** (CURED) Payment History and LOE for Delay - EV R COMMENT: The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	752591638	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1				*** (CURED) Payment History and LOE for Delay - EV R COMMENT: The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	525936317	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1				*** (CURED) Payment History and LOE for Delay - EV R COMMENT: The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	938527377	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Title Issue - EV R
COMMENT:   The title work does not provide the amount insured.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	432065385	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) VVOE > 10 days prior to Note date - EV R
COMMENT:   The loan file is missing the 10-day VOE for Borrower #1. The borrower is self-employed and the file contains business bank statements p.517 to 559 dated XX/XX/XXXX to XX/XX/XXXX. However the subject Note is dated XX/XX/XXXX so these statements are not dated within 10 business days of consummation. AIG guidelines list the following as acceptable verification of self-employment prior to closing: Evidence of current work (executed contracts or signed invoices that indicate the business is operating on the day the lender verifies self-employment); Evidence of current business receipts within 10 days of the Note date (payment for services performed); Business website demonstrating activity supporting current business operations (timely appointments for estimates or service can be schedules); Lender certification the business is open and operating. If the lender opts to provide a lender certification (lender confirmed through a phone call or other means); the certification must be provided by an arm’s length third-party source must include contact information and is ineligible when provided by the borrower(s).

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	655296844	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) VVOE > 10 days prior to Note date - EV R
COMMENT:   The loan file is missing the 10-day VOE for Borrower #2. The borrower is self-employed and the file contains a 10-day VOE dated XX/XX/XXXX p.619 which states the website was used for verification. The file contains the online verification of the business p.620 which shows the business status is active; however that only verifies the business is not officially closed not that it has active business currently. There are also business bank statements p.632 to 648 dated XX/XX/XXXXto XX/XX/XXXX. However the subject Note is dated XX/XX/XXXX so these statements are not dated within 10 business days of consummation. AIG guidelines list the following as acceptable verification of self-employment prior to closing: Evidence of current work (executed contracts or signed invoices that indicate the business is operating on the day the lender verifies self-employment); Evidence of current business receipts within 10 days of the Note date (payment for services performed); Business website demonstrating activity supporting current business operations (timely appointments for estimates or service can be schedules); Lender certification the business is open and operating. If the lender opts to provide a lender certification (lender confirmed through a phone call or other means); the certification must be provided by an arm’s length third-party source must include contact information and is ineligible when provided by the borrower(s).

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	355761479	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) VVOE > 10 days prior to Note date - EV R
																		COMMENT: The loan file is missing the 10-day VOE for Borrower. The borrower is self-employed and the file contains a 10-day VOE dated XX/XX/XXXX p.1050 which states the website was used for verification. The file contains the State of XXX verification of the business p.1047 which shows the business status is active; however that only verifies the business is not officially closed not that it has active business currently. There are also business bank statements p.1153 to 1169 dated XX/XX/XXXXto XX/XX/XXXX. However the subject Note is dated XX/XX/XXXX so these statements are not dated within 10 business days of consummation. AIG guidelines list the following as acceptable verification of self-employment prior to closing: Evidence of current work (executed contracts or signed invoices that indicate the business is operating on the day the lender verifies self-employment); Evidence of current business receipts within 10 days of the Note date (payment for services performed); Business website demonstrating activity supporting current business operations (timely appointments for estimates or service can be schedules); Lender certification the business is open and operating. If the lender opts to provide a lender certification (lender confirmed through a phone call or other means); the certification must be provided by an arm’s length third-party source must include contact information and is ineligible when provided by the borrower(s).
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	536602251	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wire Instructions - EV R
																		COMMENT: The loan file is missing the required wiring instructions for the subject loan purchase by AIG. Please provide.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	165514569	XXXXXXX	XXXXXXX	3	2	3	1	2	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT: The Cash to Close on the CCTC table on page XXX of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page XXX) of the initial LE issued onXX/XX/XXXX . The CD shows $XXX whereas the LE $XXX; these two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label).	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	403756594	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	933255702	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	649495459	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	292116498	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	107957297	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	758284177	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 30 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wiring Instructions  - EV R
																		COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	168869457	XXXXXXX	XXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Special information booklet is Missing - EV 2
																COMMENT: There is no date evident on the Tool Kit provided in the loan file; auditor cannot determine if it was disclosed to the borrower within 3 business days of the application date XX/XX/XXXX. The defect can be cured by providing evidence that shows the disclosure was provided within 3-business days of application.		*** (CURED) Payment History and LOE for Delay - EV R COMMENT: The loan file is missing the payment history as it is more than 45 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXX	XXXXXX	XXXXXXX	AIG XXXXXXX- Compliance	861824667	XXXXXXX	XXXXXXX	3	1	3	1	1	1	1	1				*** (CURED) Wiring Instructions - EV R COMMENT: The loan file is missing the wiring instructions for the subject loan purchase by AIG.